File No. 333-

As filed with the SEC on September 28, 2015

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.

    (Check appropriate box or boxes)

Money Market Obligations Trust

(Exact Name of Registrant as Specified in Charter)

1-800-341-7400

(Area Code and Telephone Number)

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

Copies to:

Thomas Early, Esquire

Goodwin Procter LLP

601 S. Figueroa St.

41st Floor

Los Angeles, CA 90017

Acquisition of the assets of

FEDERATED GOVERNMENT CASH SERIES

a portfolio of Cash Trust Series, Inc.

By and in exchange for Cash II Shares of

FEDERATED GOVERNMENT OBLIGATIONS FUND,

a portfolio of Money Market Obligations Trust

Approximate Date of Proposed Public Offering: As soon as

practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of Securities Being Registered: Cash II Shares, without par value,

of Federated Government Obligations Fund,

a portfolio of Money Market Obligations Trust

It is proposed that this filing will become effective

On October 28, 2015 pursuant to Rule 488.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

Prospectus/Information Statement
Federated Government Cash Series
A Portfolio of Cash Trust Series, Inc.
We recommend that you read the enclosed Prospectus/Information Statement in its entirety; this information will help you understand the upcoming Reorganization.
Thank you for your continued support of the Federated Funds.
Federated Government Cash Series (GCS) will be reorganized into Federated Government Obligations Fund (GOF), a portfolio of Money Market Obligations Trust, on or about December 11, 2015 (the “Reorganization”). Please refer to the enclosed Prospectus/Information Statement as well as the highlighted information below for details about the Reorganization.
Why have the Boards of Directors/Trustees approved the Reorganization?
The Boards of Directors/Trustees of both GCS and GOF, including a majority of the “non-interested” directors/trustees (as that term is defined in the Investment Company Act of 1940), approved the Reorganization because they believe that the Reorganization is in the best interests of each of GCS and GOF and their respective shareholders and that the interests of existing GCS and GOF shareholders will not be diluted as a result of the Reorganization.
After the Reorganization, shareholders of GCS will be invested in a larger, more viable fund with substantially similar investment objectives and strategies, lower net expenses, and with potential for greater efficiencies and investment opportunities. Further, shareholders of GCS will be receiving shares of a fund which its adviser believes would be better suited to meet investor demands in response to the implementation of the amendments to the requirements of Rule 2a-7 under the Investment Company Act of 1940, which governs money market funds.
Please see the section entitled “Summary—Reasons for the Proposed Reorganization” in the Prospectus/Information Statement for more information.
How will the Reorganization affect my investment?
The cash value of your investment will not change as a result of the Reorganization and you will not have to pay any sales charge in connection with the transfer of your assets.
You will receive shares of GOF with a total dollar value equal to the total dollar value of the GCS shares that you own at the time of the Reorganization. Under the Plan, GCS will transfer all or substantially all of its assets to GOF, in exchange for Cash II Shares of GOF. Cash II Shares of GOF will be distributed pro rata by GCS to its shareholders in complete liquidation and termination of GCS.
If you own shares in:	You will receive shares of:
Federated Government Cash Series	Federated Government Obligations Fund
Undesignated Class of Shares	Cash II Shares (CII)

What are the tax consequences of the Reorganization?
The Reorganization is expected to be a tax-free reorganization under the Internal Revenue Code of 1986, as amended.
GCS will distribute any undistributed income and realized capital gains accumulated prior to the Reorganization to its shareholders. These distributions, if any, will be taxable.
When will the Reorganization occur?
The Reorganization is currently expected to occur after the close of business on or about December 11, 2015.

What are the costs associated with the Reorganization?
GCS will pay the direct proxy expenses associated with the Reorganization which are estimated to be approximately $55,952; provided that GOF will pay registration fees with respect to securities issued pursuant to the Reorganization, on an as-incurred basis. Given the waiver positions of GCS and GOF and the fact that GCS and GOF are being operated at the applicable voluntary expense caps, the Adviser expects that the Adviser and its affiliates will indirectly pay some or all of the expenses that GCS and GOF are being asked to pay.
Will my current account options transfer over to my new account?
Yes, these servicing features will transfer automatically to your GOF account. However, if you participate in a systematic investment program you will receive a communication requesting that you confirm your continued participation in such a plan.
What should I do in connection with the Reorganization?
At the close of business on or about December 11, 2015, your shares will automatically be exchanged for shares of GOF. Please do not attempt to make the Reorganization exchange into GOF yourself.
Whom do I call if I have questions about this Prospectus/Information Statement?
Please don't hesitate to contact your Investment Professional or call us toll-free at 1-800-341-7400.
Thank you in advance for your continued support of the Federated Funds.
After careful consideration, the Boards of Directors/Trustees have unanimously approved this Reorganization.
The Boards of Directors/Trustees recommend that you read the enclosed materials carefully.

PROSPECTUS/INFORMATION STATEMENT
October 28, 2015
Acquisition of the assets of
FEDERATED GOVERNMENT CASH SERIES
(A PORTFOLIO OF CASH TRUST SERIES, INC.)
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Telephone No: 1-800-341-7400
By and in exchange for Cash II Shares of
FEDERATED GOVERNMENT OBLIGATIONS FUND
(a Portfolio of Money Market Obligations Trust)
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Telephone No: 1-800-341-7400
WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE NOT REQUIRED TO SEND US A PROXY
This Prospectus/Information Statement is being furnished to shareholders of Federated Government Cash Series (GCS) in connection with an Agreement and Plan of Reorganization (the “Plan”) by and between Cash Trust Series, Inc. (the “Trust”) and Money Market Obligations Trust, a Massachusetts business trust (MMOT), with respect to Federated Government Obligations Fund (GOF), a series of MMOT, and GCS, a series of the Trust. Under the Plan, GCS will transfer all or substantially all of its assets to GOF, in exchange for Cash II Shares of GOF (the “Reorganization”). GOF is expected to be the accounting survivor in the Reorganization. Cash II Shares of GOF will be distributed pro rata by GCS to its shareholders in complete liquidation and termination of GCS. As a result of the Reorganization, each shareholder holding shares of GCS's undesignated class of shares will become the shareholder of Cash II Shares of GOF, having a total net asset value (NAV) equal to the total NAV of the shareholder's holdings in GCS on the date of the Reorganization (the “Closing Date”). GCS and GOF are both money market mutual funds that are subject to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”), the regulation that governs money market mutual funds. For purposes of this Prospectus/Information Statement, GCS and GOF may be referred to individually, as applicable, as a “Fund” and, together, as the “Funds.”
The Boards of Directors/Trustees, including a majority of the “non-interested” directors/trustees (as that term is defined under the 1940 Act) of each of GCS and GOF (each, the “Board” and together, the “Boards”) have determined that the Reorganization is in the best interests of each Fund and that interests of the existing shareholders of each Fund will not be diluted as a result of the Reorganization. Information on the rationale for the Reorganization is included in this Prospectus/Information Statement in the section entitled “Summary—Reasons for the Proposed Reorganization.” The Reorganization is not required to be approved by the shareholders of the Funds pursuant to Rule 17a-8 of the 1940 Act. Accordingly, shareholders of GCS are not being asked to vote on or approve the Reorganization or the Plan.
The Reorganization is expected to be a tax-free reorganization for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the “Code”). For information on the tax consequences of the Reorganization, see the sections entitled “Summary—Tax Consequences” and “Information about the Reorganization—Federal Income Tax Consequences” in this Prospectus/Information Statement.
Both GCS and GOF are money market mutual funds that seek to maintain a NAV of $1.00 per Share. The investment objective of GCS is to provide current income consistent with stability of principal and liquidity. The investment objective for GOF is to provide current income consistent with stability of principal. For a detailed comparison of the investment objectives, policies, limitations and risks of GCS with those of GOF, see the section entitled “Summary—Comparison of Investment Objectives, Policies and Risks” in this Prospectus/Information Statement.

This Prospectus/Information Statement should be retained for future reference. It sets forth concisely the information about the Funds that a prospective investor should know before investing. The Statement of Additional Information dated October 28, 2015, relating to this Prospectus/Information Statement contains additional information and has been filed by GOF with the Securities and Exchange Commission (SEC) and is incorporated herein by reference. In addition, each of the following documents is incorporated by reference (legally considered to be part of the Prospectus/Information Statement):
1. Statement of Additional Information for GOF Cash II Shares dated June 2, 2015 (File Nos. 33-31602 and 811-5950);
2. Prospectus for GCS dated July 31, 2015 (File Nos. 33-29838 and 811-5843);
3. Statement of Additional Information for GCS dated July 31, 2015 (File Nos. 33-29838 and 811-5843);
4. Annual Report for GCS dated May 31, 2015 (File Nos. 33-29838 and 811-5843);
5. Annual Report for GOF dated July 31, 2015 (File Nos. 33-31602 and 811-5950);
The Board of Directors of the Trust has fixed October 26, 2015 as the Record Date for determination of shareholders receiving this Prospectus/Information Statement. This Prospectus/Information Statement is expected to be sent to shareholders of GCS, on or about November 9, 2015.
Copies of these materials and other information about GCS and GOF may be obtained without charge by writing or calling the Funds at the addresses and telephone numbers shown on the previous page. You can copy and review information about the Funds at the SEC's Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090. Reports and other information about GCS and GOF are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request to the following e-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-1520.
Important Notice Regarding the Availability of Registration Materials. This Prospectus/Information Statement is available on the Internet at http://www.federatedinvestors.com/FII/customerservice/accountmanagementhelp/proxyVoting.do?category=Proxy_Voting_and_Statements. On this website, you also will be able to access any amendments or supplements to the foregoing materials that are required to be furnished to shareholders.
SHAREHOLDER APPROVAL IS NOT REQUIRED TO EFFECT THE REORGANIZATION. NO ACTION ON YOUR PART IS REQUIRED TO EFFECT THE REORGANIZATION.
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/INFORMATION STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS/INFORMATION STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS.
SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. SHARES OF THE FUNDS ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

SUMMARY
This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Information Statement, or incorporated by reference into this Prospectus/Information Statement. A form of the Agreement and Plan of Reorganization (the “Plan”) pursuant to which the reorganization (the “Reorganization”) will be conducted is attached to this Prospectus/Information Statement as Annex A.
Under the Plan, GCS will transfer all, or substantially all, of its assets (except for deferred or prepaid expenses, and amounts reserved for payment of GCS's liabilities and any additional cash received by GCS after the Closing Date in excess of GCS's liabilities recorded on GCS's books on or before the Closing Date that is retained by the Adviser) to GOF in exchange solely for Cash II Shares of GOF. GCS will be required to discharge all of its respective liabilities and obligations prior to consummation of the Reorganization. GOF is expected to be the accounting survivor of the Reorganization. GOF's Cash II Shares will be distributed pro rata by GCS to its shareholders in complete liquidation and termination of GCS. As a result of the Reorganization, each shareholder of GCS's undesignated class of shares will become the shareholder of Cash II Shares of GOF having a total NAV equal to the total NAV of the shareholder's holdings in GCS on the date of the Reorganization (the “Closing Date”).
After the liquidating distribution is made by GCS, GCS will have no shares outstanding. Prior to the Reorganization, GCS may dispose of a limited number of securities to better align the portfolios of GCS and GOF. In any event, this disposition of securities is not expected to be material or significant. GCS may incur expenses associated with these transactions, which are not anticipated to be significant. GCS may also stop accepting new investments and purchasing portfolio securities at some time prior to the Closing Date in order to facilitate the transfer of its portfolio securities to GOF as part of the Reorganization. As soon as practicable after the distribution and liquidation of GCS described above, GCS will take steps to wind up its affairs.
The investment adviser for GCS and GOF is Federated Investment Management Company (the “Adviser”).
The Reorganization is expected to be a tax-free Reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). As discussed in more detail below in this Prospectus/Information Statement, the investment objectives of GOF and GCS are substantially similar as each of the Funds seeks to provide current income consistent with stability of principal. The investment strategies for each of the Funds are identical and there are no differences in the investment limitations for the Funds, with the exception that GOF limits its investments to those that would enable it to qualify as a permissible investment for federally chartered credit unions as set forth in applicable federal banking regulations. There are no material differences in the purchase, redemption and exchange rights and procedures, and dividend and distribution policies, of the Funds, which are also described below in this Prospectus/Information Statement. Also, the principal risks of the Funds are the same. For more information on the comparison of the investment objectives, policies, and risks of GCS and GOF, see the section entitled “Summary—Comparison of Investment Objectives, Policies, Limitations and Risks” in this Prospectus/Information Statement. More information concerning GCS's shares, as compared to GOF's shares, is included in this Prospectus/Information Statement in the sections entitled “Summary—Procedures for Purchasing, Redeeming and Exchanging Shares,” “Summary—Comparative Fee Tables,” and “Information about the Reorganization—Description of GOF's Share Classes and Capitalization.” Shareholders should review this Prospectus/Information Statement carefully for further information on the Funds' objectives, policies and procedures, as well as the tax consequences of the Reorganization and other considerations relating to the Funds and the Reorganization.
The Financial Highlights for GCS and GOF are attached to this Prospectus/Information Statement as Annex B.
For more complete information, please read the Prospectuses of GOF and GCS.
REASONS FOR THE PROPOSED REORGANIZATION
The Boards considered the potential benefits and costs of the Reorganization to GCS and GOF and their respective shareholders. In this regard, the Boards reviewed detailed information comparing each Fund, as described herein.
GCS and GOF are each money market funds that seek to maintain a stable net asset value of $1.00 per share. Each of the Funds has substantially similar investment objectives and investment strategies. However, GOF has lower net expenses on its Cash II Shares as compared to the undesignated shares of GCS. Accordingly, it is anticipated that the Reorganization will provide GCS shareholders with a fund that offers similar investment objectives and strategies with lower net expenses than currently offered by GCS. The Board of GCS, including a majority of the directors who are “non-interested” directors within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (“1940 Act”), has determined, pursuant to Rule 17a-8 of the 1940 Act, that participation in the Reorganization is in the best interests of GCS and that the interests of the existing shareholders of GCS will not be diluted as a result of the Reorganization. The Board of GOF likewise approved the Reorganization on behalf of GOF. Pursuant to Rule 17a-8 of the 1940 Act, the Board of GOF, including a majority of the trustees who are “non-interested” trustees within the meaning of Section 2(a)(19) of the 1940 Act, determined that the Reorganization is in the best interest of GOF and its shareholders, and that the interests of the existing GOF shareholders would not be diluted as a result of the Reorganization.
In considering whether to approve the Reorganization, and reaching the above conclusions, the Board of each Fund took into consideration a number of factors, including:
•	GCS and GOF have substantially similar investment objectives and primary investment strategies;
•	A comparison of the expenses of GCS and GOF including the lower net expenses of GOF compared to the expenses of GCS;
•	The fact that it is expected that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes (and that the Funds will receive an opinion of counsel to this effect);
•	That GOF is expected to benefit from the increase in its assets following the Reorganization resulting in a larger, more viable fund with potential for greater efficiencies and investment opportunities;
•	That there will be no dilution to shareholders in the transaction, because each GCS shareholder will become the owner of shares of GOF having a total net asset value equal to the total net asset value of his or her holdings in GCS on the date of the Reorganization; and
•	That GOF's performance is generally competitive with that of GCS, and there is no anticipated decline in services to GCS shareholders as a result of the Reorganization.
With respect to Reorganization-related expenses, the Board of each Fund considered that:
•	GOF will pay registration fees, with respect to securities issued pursuant to the Reorganization, on an as incurred basis;
•	GCS will pay direct proxy expenses associated with the Reorganization estimated at approximately $55,952 provided that GOF will pay registration fees with respect to securities issued pursuant to the Reorganization on an as-incurred basis;
•	Given the waiver positions of GCS and GOF and the fact that GCS and GOF are being operated at the applicable voluntary expense caps, the Adviser expects that the Adviser and its affiliates will indirectly pay some or all of the expenses that GCS and GOF are being asked to pay.
In sum, GCS shareholders will be receiving shares in a larger, more viable fund with share class net expense ratios below GCS's share class net expense ratios. Further, shareholders of GCS will be receiving shares of a fund which the Adviser believes would be better suited to meet investor demands in response to the implementation of the amendments to the requirements of Rule 2a-7 under the 1940 Act, which governs money market funds. GCS shareholders also will be receiving shares of GOF in a Reorganization transaction that is intended to be tax-free and therefore will experience a more preferable tax result as compared to a liquidation of GCS.
Given the above factors, the Adviser believes that the bulk of the benefits of the Reorganization favor GCS and its shareholders, as opposed to the Adviser and its affiliates, and that, in this instance, the proposed allocation of expenses is reasonable and appropriate, and does not result in unfair dilution or GCS bearing the cost of a transaction where a greater benefit will accrue to another person (such as the Adviser and its affiliates). Based on the information and considerations described above and otherwise in this Prospectus/Information Statement, the Board approved the Reorganization and the Plan on May 14, 2015.
TAX CONSEQUENCES
Tax-Free Reorganization Under The Code
As a condition to the Reorganization, GCS and GOF will each receive an opinion of counsel that the Reorganization will be considered a tax-free “reorganization” under applicable provisions of the Internal Revenue Code of 1986, as amended (the “Code”), so that no gain or loss will be recognized directly as a result of the Reorganization by either Fund or by GCS's shareholders. The tax basis of the shares of GOF received by the GCS shareholders will be the same as the tax basis of their shares in GCS. Prior to the Reorganization, GCS will distribute to shareholders any previously undistributed ordinary income and net capital gains accumulated prior to the Reorganization. Any such distributions will be taxable to GCS shareholders. For further discussion, see “Information About the Reorganization—Federal Income Tax Consequences.”

Distributions and the Treatment of Capital Loss Carryforwards and Realized Gains
As noted above, shareholders generally will not incur capital gains or losses on the exchange of shares of GCS for shares of GOF as a result of the Reorganization. However, shareholders may incur capital gains or losses if they sell their shares of GCS before the Reorganization becomes effective or sell/exchange their shares of GOF after the Reorganization becomes effective. Shareholders also will be responsible for tax obligations associated with monthly, periodic or other dividend or capital gains distributions that occur prior to and after the Reorganization.
For example, shareholders will be responsible for any taxes payable in connection with taxable distributions made, if any, by GCS immediately prior to the Reorganization. These distributions may include capital gains realized on dispositions of portfolio securities in the ordinary course of business or in connection with the Reorganization. Prior to the Reorganization, the Adviser to GCS may dispose of a limited number of securities to better align the portfolios of GCS and GOF. This disposition of securities is not expected to be material or significant. It is anticipated that GCS will transfer most, if not all, of its portfolio to GOF pursuant to the Reorganization. As of the Closing Date, if any such dispositions of portfolio securities from the portfolio of GCS result in GCS having a net capital gain, such capital gain will be distributed to shareholders as a taxable distribution prior to the Reorganization being consummated. Brokerage costs incurred in connection with the Reorganization and the repositioning of GCS's portfolio are expected to be minimal or non-existent.
As of May 31, 2015, its last fiscal year end for which audited financial statements are available, GCS had no capital loss carryforwards. As of July 31, 2015, GCS did not have any estimated year-to-date realized gains or losses nor any unrealized gains or losses, GOF did not have any capital loss carryforwards as of July 31, 2015, its last fiscal year for which audited financial statements are available. To the extent that GCS would be in a realized net capital gain position prior to the Reorganization, GCS would make distributions of the capital gains (as well as any other required distributions) prior to the Reorganization being consummated. Capital gains distributed by GCS in connection with the Reorganization are expected to be minimal.
Shareholders of GCS should consult their tax advisors regarding the federal, state and local tax treatment and implications of the Reorganization in light of their individual circumstances.
COMPARISON OF INVESTMENT OBJECTIVES, POLICIES, LIMITATIONS AND RISKS
This section will help you compare the investment objectives, policies, limitations and risks of GCS and GOF. Overall, the investment objectives, strategies and risks of the Funds are substantially similar. In addition, GCS and GOF have identical investment limitations, with the exception that GOF limits its investment to those that would enable it to qualify as a permissible investment for federally chartered credit unions as set forth in applicable federal banking regulations. The Adviser does not believe that this difference will materially impact the Reorganization and, after the Reorganization is consummated, GOF will continue to be operated in accordance with its investment objective and investment strategies. Effective September 30, 2015, GOF will also invest its assets so that at least 99.5% of its total assets are invested in government securities, whereas GCS will invest at least 80% of its net assets (plus any borrowing for investment purposes) in government securities. If GCS were not reorganizing into GOF, it is expected that GCS would consider implementing a similar non-fundamental investment policy pursuant to which it would invest its assets so that at least 99.5% of its total assets would be invested in government securities.
Please be aware that the foregoing is only a summary, and this section is only a brief discussion. More complete information may be found in each Fund's prospectuses.
INVESTMENT OBJECTIVES AND POLICIES
GOF and GCS
The investment objective of GOF is to provide current income consistent with stability of principal. The investment objective of GCS is to provide current income consistent with stability of principal and liquidity. Each Fund is also a money market fund that seeks to maintain a stable NAV of $1.00 per share. There is no guarantee that either Fund's objective will be obtained.
Each Fund invests in a portfolio of U.S. Treasury and government securities maturing in 397 days or less, as well as repurchase agreements collateralized fully by U.S. Treasury and government securities.
The Adviser targets a dollar-weighted average portfolio maturity (DWAM) range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:
•	current U.S. economic activity and the economic outlook;

•	current short-term interest rates;
•	the Federal Reserve Board's policies regarding short-term interest rates; and
•	the potential effects of foreign economic activity on U.S. short-term interest rates.
The Adviser generally shortens each Fund's portfolio's DWAM when it expects interest rates to rise and extends the DWAM when it expects interest rates to fall. This strategy seeks to enhance the returns from favorable interest rate changes and reduce the effect of unfavorable changes. The Adviser selects securities used to shorten or extend each portfolio's DWAM by comparing the returns currently offered by different investments to their historical and expected returns.
Each Fund will: (1) maintain a DWAM of 60 days or less; and (2) maintain a weighted average life (WAL) of 120 days or less. Certain of the securities in which each Fund invests may pay interest at a rate that is periodically adjusted (“Adjustable Rate Securities”). For purposes of calculating DWAM, the maturity of an Adjustable Rate Security generally will be the period remaining until its next interest rate adjustment. For purposes of calculating WAL, the maturity of an Adjustable Rate Security will be its stated final maturity, without regard to interest rate adjustments; accordingly, the 120-day WAL limitation could serve to limit each Fund's ability to invest in Adjustable Rate Securities.
GCS will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in government securities. Effective as of September 30, 2015, and in accordance with new amendments to Rule 2a-7 under the 1940 Act, GOF will invest its assets so that at least 99.5% of its total assets are invested in government securities. GCS and GOF will notify shareholders at least 60 days in advance of any change in its investment policy that would enable either Fund to normally invest less than 80% or 99.5% of its assets, respectively, in government securities.
GOF will operate as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the 1940 Act, as amended. “Government money market funds” are required to invest at least 99.5% of their total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gates.
INDUSTRY CONCENTRATION
Neither Fund will make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.
TEMPORARY CASH POSITIONS
Each Fund may temporarily depart from its principal investment strategies by holding cash. It may do this in response to unusual circumstances, such as: adverse market, economic or other conditions (for example, during periods when there is a shortage of appropriate securities); to maintain liquidity to meet shareholder redemptions; or to accommodate cash inflows. Such temporary cash positions could affect each Fund's investment returns and/or each Fund's ability to achieve its investment objective.
COMPARISON OF RISKS
Because GCS and GOF have substantially similar investment objectives and policies, their principal risks are also the same. All mutual funds take investment risks. Therefore, even though the Funds are money market funds that seek to maintain a stable NAV, it is possible to lose money by investing in the Funds. An investment in the Funds is not insured or guaranteed by the FDIC or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.
The primary factors that may negatively impact each Fund's ability to maintain a stable NAV, delay the payment of redemptions by the Fund, or reduce each Fund's daily dividends include:
•	Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities.
•	Issuer Credit Risk. It is possible that interest or principal on securities will not be paid when due. Money market funds try to minimize this risk by purchasing higher-quality securities.
•	Counterparty Credit Risk. A party to a transaction involving a Fund may fail to meet its obligations. This could cause the Fund to lose money or to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategies.

•	Call Risk. A Fund's performance may be adversely affected by the possibility that an issuer of a security held by the Fund may redeem the security prior to maturity at a price below its current market value.
•	Risk Associated with Investing Share Purchase Proceeds. On days during which there are net purchases of Fund Shares, each Fund must invest the proceeds at prevailing market yields or hold cash. If a Fund holds cash, or if the yield of the securities purchased is less than that of the securities already in the portfolio, the Fund's yield will likely decrease. Conversely, net purchases on days on which short-term yields rise will likely cause the Fund's yield to increase. In the event of significant changes in short-term yields or significant net purchases, each Fund retains the discretion to close to new investments. However, the Funds are not required to close, and no assurance can be given that this will be done in any given circumstance.
•	Risk Associated with use of Amortized Cost. In the unlikely event that each Fund's Board of Trustees (“Board”) were to determine, pursuant to Rule 2a-7, that the extent of the deviation between the Fund's amortized cost per Share and its market-based NAV per Share may result in material dilution or other unfair results to shareholders, the Board will cause the Fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results.
•	Additional Factors Affecting Yield. There is no guarantee that a Fund will provide a certain level of income or that any such income will exceed the rate of inflation. Further, each Fund's yield will vary.
•	Risk Related to the Economy. The value of a Fund's portfolio may decline in tandem with a drop in one or more markets in which the Fund invests. Economic, political and financial conditions may, from time to time, cause a Fund to experience volatility, illiquidity, shareholder redemptions or other potentially adverse effects.
•	Regulatory Reform Risk. Changes in the laws and regulations applicable to and governing money market funds, such as Rule 2a-7 under the 1940 Act, can impact the Funds. On July 23, 2014, the SEC voted to amend Rule 2a-7 and other rules and forms related to money market funds. These amendments may affect the manner in which the Fund is structured and operated, as well as the Fund's expenses and returns. Compliance with many of these amendments will be required on October 14, 2016, two years after the effective date for the amendments. U.S. government money market funds are exempt from a number of changes required by these amendments. As a result of these amendments, a Fund may be required to take certain steps that impact the Fund and the precise nature of such impact has not yet been determined.
•	Technology Risk. The Adviser uses various technologies in managing the Funds, consistent with its investment objective and strategy described in this Prospectus/Information Statement. For example, proprietary and third-party data and systems are utilized to support decision making for the Funds. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
COMPARISON OF INVESTMENT LIMITATIONS
Each Fund has fundamental investment limitations which cannot be changed without shareholder approval. Each Fund also has non-fundamental investment limitations which may be changed by the relevant Fund's Board without shareholder approval.
The fundamental investment limitations of GCS and GOF are substantially similar; however, there is a difference in the non-fundamental limitation regarding each Fund's Names Rule policy. If GCS were not reorganizing into GOF, it is expected that GCS would consider implementing a similar non-fundamental investment policy pursuant to which it would invest its assets so that at least 99.5% of its total assets would be invested in government securities.
The following chart compares the fundamental and non-fundamental limitations of GOF and GCS.
GOF	GCS
Diversification (Fundamental)
With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.	Diversification (Fundamental) Same

GOF	GCS
Borrowing Money and Issuing Senior Securities (Fundamental) The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.	Borrowing Money and Issuing Senior Securities (Fundamental) Same
Investing in Real Estate (Fundamental)
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.	Investing in Real Estate (Fundamental) Same
Investing in Commodities (Fundamental) The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.	Investing in Commodities (Fundamental) Same
Underwriting (Fundamental)
The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.	Underwriting (Fundamental) Same
Lending Cash or Securities (Fundamental)
The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.	Lending (Fundamental) Same.
Concentration of Investments (Fundamental)
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.	Concentration (Fundamental) Same
Pledging Assets (Non-Fundamental)
The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.	Pledging Assets (Non-Fundamental) Same
Purchases on Margin (Non-Fundamental)
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.	Purchases on Margin (Non-Fundamental) Same
Investing in Illiquid Securities (Non-Fundamental)
The Fund will not acquire securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value ascribed to them by the Fund if, immediately after the acquisition, the Fund would have invested more than 5% of its total assets in such securities.	Investing in Illiquid Securities (Non-Fundamental) Same
Additional Non-Fundamental Policy (Non-Fundamental)
The Fund will invest its assets so that at least 99.5% of its total assets are invested in government securities. The Fund will notify shareholders at least 60 days in advance of any change in its investment policy that would enable the Fund to invest, under normal circumstances, less than 99.5% of its total assets in government securities.	Names Rule Policy (Non-Fundamental)
Because the Fund refers to government investments in its name, the SEC requires the Fund to notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets (plus any borrowings for investment purposes) in government investments.
Additional Information
The SAIs for GCS and GOF include the additional information concerning their fundamental and non-fundamental limitations:
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

Regulatory Compliance
GCS and GOF have the following policy related to Regulatory Compliance:
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the applicable Prospectuses and SAIs, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.
PROCEDURES FOR PURCHASING, REDEEMING AND EXCHANGING SHARES
The procedures for purchasing, redeeming and exchanging shares of GCS are substantially similar to those for purchasing, redeeming and exchanging shares of GOF. See the section entitled “Purchase, Redemption and Exchange Procedures” below for more information regarding these procedures.
COMPARATIVE FEE TABLES
Like all mutual funds, each Fund incurs certain expenses in its operations. These expenses may include management fees, as well as the cost of maintaining accounts, administration, providing shareholder liaison and distribution services and other activities.
You will not pay any sales charges in connection with the Reorganization.
Set forth in the tables below is information regarding the fees and expenses incurred by the Cash II Shares of GOF, the undesignated shares of GCS and the anticipated pro forma fees for the Cash II Shares of GOF after giving effect to the Reorganization. It is anticipated that GOF will be the accounting survivor after the Reorganization.
Federated government cash series – Federated government obligations funds-CASH II Shares
Fees and Expenses
This table describes: (1) the fees and expenses for Federated Government Cash Series for the current fiscal year; (2) the fees and expenses for the Cash II Shares (CII) of Federated Government Obligations Fund for the current fiscal year; and (3) the pro forma fees and expenses of the Cash II Shares (CII) of Federated Government Obligations Fund on a combined basis after giving effect to the Reorganization.
Shareholder Fees	Federated Government Cash Series	Federated Government Obligations Fund – CII	Federated Government Obligations Fund – CII Pro Forma Combined
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None
Annual Fund Operating Expenses
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.50%	0.20%	0.20%
Distribution (12b-1) Fee	0.35%	0.35%	0.35%
Other Expenses	0.47%	0.44% [1]	0.44% [1]
Total Annual Fund Operating Expenses	1.32%	0.99%	0.99%
Fee Waivers and/or Expense Reimbursements	0.27% [2]	0.14% [3]	0.14% [3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.05%	0.85%	0.85%
1	Because Government Obligations Fund's Cash II Shares are new, “Other Expenses” are based on estimated amounts for the current fiscal year.

2	Federated Government Cash Series' Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund (after the voluntary waivers and/or reimbursements) will not exceed 1.05% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) August 1, 2016, or (b) the date of the Fund's next effective prospectus. While the Fund's Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Directors.
3	Federated Government Obligations Fund's Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's CII (after the voluntary waivers and/or reimbursements) will not exceed 0.85% (the “Fee Limit”) up to but not including the later of (the “Termination Date”): (a) July 1, 2016; or (b) the date of the Fund's next effective prospectus. While the Fund's Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees. If this reorganization is approved, the Termination Date will be extended to up to, but not including the later of: (a) November 1, 2016; or (b) the date of the Fund's next effective Prospectus.
Example
This example is intended to help you compare the cost of investing in the indicated funds with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Funds' shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the each fund's shares operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Federated Government Cash Series	$134	$418	$723	$1,590
Federated Government Obligations Fund – CII	$101	$315	$547	$1,213
Federated Government Obligations Fund – CII, Pro Forma Combined	$101	$315	$547	$1,213
COMPARISON OF POTENTIAL RISKS AND RETURNS: PERFORMANCE INFORMATION
The performance information shown below will help you analyze GCS's and GOF's investment risks in light of their historical returns. The bar charts compare the potential risks and returns of investing in each Fund. The bar charts provide an indication of the risks of investing in each Fund by showing the variability of each Fund's Share Class performance on a calendar year-to-year basis. The average annual total return tables show returns averaged over the stated periods for the calendar period ended December 31, 2014.
Federated Government Cash Series
Risk/Return Bar Chart
The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedInvestors.com or by calling 1-800-341-7400.
The Fund's total return for the six-month period from January 1, 2015 to June 30, 2015, was 0.01%.

Within the periods shown in the bar chart, the Fund's highest quarterly return was 1.08% (quarter ended December 31, 2006). Its lowest quarterly return was 0.00% (quarter ended December 31, 2014).
Average Annual Total Return Table
The following table represents the Fund's Average Annual Total Returns for the calendar period ended December 31, 2014.
Calendar Period	Fund
1 Year	0.01%
5 Years	0.01%
10 Years	1.19%
The Fund's 7-Day Net Yield as of December 31, 2014, was 0.01%. You may go to FederatedInvestors.com or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.
Federated Government Obligations Fund – Cash II Shares
The total returns shown below are for an existing class of shares, Trust Shares (TR), offered by GOF. The TR shares are not part of the Reorganization. The total returns for the TR class are disclosed below because the Cash II Shares did not commence operations until June 2, 2015. These total returns would be substantially similar to the annual returns for the Cash II Shares over the same period because the shares are invested in the same portfolio of securities and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that the expenses of the CII shares will be higher than those of the TR class. The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's TR class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods.
The Fund's TR class total return for the six-month period from January 1, 2015 to June 30, 2015, was 0.00%.
Within the periods shown in the bar chart, the Fund's TR class highest quarterly return was 1.18% (quarter ended December 31, 2006). Its lowest quarterly return was 0.00% (quarter ended December 31, 2014).
Average Annual Total Return Table
The following table represents GOF's Trust Shares Average Annual Total Returns for the calendar period ended December 31, 2014.
Calendar Period	Fund
1 Year	0.01%
5 Years	0.01%
10 Years	1.33%
The Fund's TR class 7-Day Net Yield as of December 31, 2014, was 0.01%. You may go to FederatedInvestors.com or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

Financial Highlights
The Financial Highlights for GCS and GOF are included as Annex B to this Prospectus/Information Statement. The Financial Highlights will help you understand each Fund's financial performance for its past five fiscal years. Some of the information is presented on a per-share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains.
For GOF, the information has been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Fund's audited financial statements is included in the Annual Report.
For GCS, the information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund's audited financial statements is included in the Annual Report.
INVESTMENT ADVISER
The Board of the Trust governs GCS and the Board of MMOT governs GOF. The Boards select and oversee the Adviser, which serves as the investment adviser to both GCS and GOF. The Adviser manages the Funds' assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by GCS and GOF. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.
The Adviser and other subsidiaries of Federated advise approximately 131 equity, fixed-income and money market mutual funds as well as a variety of other pooled investment vehicles, private investment companies and customized separately managed accounts (including non-U.S./offshore funds) which totaled approximately $362.9 billion in assets under management as of December 31, 2014. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,400 employees. Federated provides investment products to approximately 7,700 investment professionals and institutions.
The Adviser advises approximately 98 fixed-income and money market mutual funds (including sub-advised funds) and private investment companies, which totaled approximately $244.0 billion in assets as of December 31, 2014.
ADVISORY FEES, SERVICE FEES, SHAREHOLDER FEES AND OTHER EXPENSES
GCS and GOF pay certain affiliated and non-affiliated service providers fees as described below. The Funds and their affiliated service providers may also pay fees as described below to certain affiliates or to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Funds. For additional information regarding the fees paid by the Funds, please see the section entitled “Summary—Comparative Fee Tables” in this Prospectus/Information Statement.
Investment Advisory Fees
GCS's and GOF's investment advisory contracts provide for payment to the Adviser of an annual investment advisory fee of 0.50% and 0.20% of GCS' and GOF's average daily net assets, respectively. The Adviser may voluntarily waive a portion of its fee or reimburse GCS and GOF for certain operating expenses. The Adviser and its affiliates have also agreed to certain “Fee Limits” as described in the footnote to the “Fees and Example” tables found in the “Comparative Fee Tables” section of this Prospectus/Information Statement. A discussion of the Board's review of each Fund's investment advisory contract is available in GCS' annual and semi-annual shareholder reports for the periods ended May 31 and November 30, respectively, and in GOF's annual and semi-annual shareholder reports for the periods ended July 31 and January 31, respectively.
Administrative Fees
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services, including certain legal, compliance, recordkeeping and financial reporting services (“Administrative Services”), necessary for the operation of the Funds. FAS provides Administrative Services for a fee based on the average aggregate daily net assets of the Funds and most of the other Federated funds advised by the Adviser or its affiliates. The rate charged by FAS is based on a scale that ranges from 0.150% on the first $5 billion of average aggregate daily nets assets to 0.075% on assets over $20 billion. FAS is also entitled to reimbursement for certain out-of-pocket expenses incurred in providing Administrative Services to the Funds.

Rule 12b-1 Fees
The respective Boards have adopted a Rule 12b-1 Plan, which allows payment of marketing fees of up to 0.35% of average net assets to Federated Securities Corp. (the “Distributor”) for the sale, distribution, administration and customer servicing of GCS's Shares and GOF's Cash II Shares, respectively. When the Distributor receives Rule 12b-1 Fees, it may pay some or all of them to financial intermediaries whose customers purchase Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.
Service Fees
The Funds may pay Service Fees of up to 0.25% of their respective average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Intermediaries that receive Service Fees may include a company affiliated with management of Federated. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.
Account Administration Fees
The Funds may pay Account Administration Fees of up to 0.25% of their respective average net assets to banks that are not registered as broker-dealers or investment advisers for providing administrative services to the Funds and their shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.
Recordkeeping Fees
Each Fund may pay Recordkeeping Fees on an average-net-assets basis or on a per-account-per-year basis to financial intermediaries for providing recordkeeping services to each Fund and its shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.
Networking Fees
Each Fund may reimburse Networking Fees on a per-account-per-year basis to financial intermediaries for providing administrative services to each Fund and its shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.
Additional Payments to Financial Intermediaries
The distributor of GCS and GOF, Federated Securities Corp. (the “Distributor”), may pay out of its own resources amounts to certain financial intermediaries, including broker-dealers, banks, registered investment advisers, independent financial planners and retirement plan administrators, that support the sale of Shares or provide services to the Funds' shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of a Fund to you. Not all financial intermediaries receive such payments and the amount of compensation may vary by intermediary. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the relevant Fund's prospectus and described above because they are not paid by GCS and GOF.
These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; the level and types of services or support furnished by the financial intermediary; or the Funds' and/or other Federated funds' relationship with the financial intermediary. These payments may be in addition to payments, as described above, made by the Funds to the financial intermediary. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Funds and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Funds and any services provided, as well as about fees and/or commissions it charges.

PURCHASE, REDEMPTION AND EXCHANGE PROCEDURES; DIVIDENDS AND DISTRIBUTIONS; TAX INFORMATION; FREQUENT TRADING; PORTFOLIO HOLDINGS DISCLOSURE POLICIES
The transfer agent and dividend-disbursing agent for GCS and GOF is State Street Bank and Trust Company. Procedures for the purchase, redemption and exchange of GCS's shares are the same as those applicable to the purchase, redemption and exchange of GOF's shares. Please see the respective Fund prospectus for a complete description of the purchase, redemption and exchange procedures applicable to purchases, redemptions and exchanges of GCS's and GOF's shares, respectively. Set forth below is a brief description of the significant purchase, redemption and exchange procedures applicable to purchases, redemptions and exchanges of the Funds' shares.
CALCULATION OF NET ASSET VALUE
Each Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. In addition, for regulatory purposes, each Fund calculates a market-based NAV per Share on a periodic basis. Neither Fund can guarantee that its NAV will always remain at $1.00 per Share. The Funds do not charge a front-end sales charge.
You can purchase, redeem or exchange the Funds' Shares any day the New York Stock Exchange (NYSE) is open (a “Regular Business Day”). You may also be able to purchase and redeem (but not exchange) Funds' Shares on certain days that the NYSE is closed on an unscheduled basis due to unforeseen or emergency circumstances, if the Funds' respective Boards determine to allow Funds' Share transactions on such days (a “Special Trading Day”). If a Fund declares a Special Trading Day, information regarding shareholder trading activities for the Special Trading, such as when NAV, and entitlement to that day's dividend, will be determined) will be available by the calling the Fund at 1-800-341-7400 and will be posted on Federated's website at FederatedInvestors.com. The information set forth in this Prospectus/Information Statement regarding times relevant to NAV determination and dividend entitlement applies only to Regular Business Days. Please note that the times that might be specified for NAV determination and dividend entitlement on a Special Trading Day would not necessarily be the same as set forth in this Prospectus/Information Statement with respect to Regular Business Days. Although Federated will attempt to make such information available in advance of a particular Special Trading Day, given the nature of Special Trading Days, it may not be able to do so until the morning of the Special Trading Day.
When a Fund receives your transaction request in proper form (as described in each Fund's Prospectuses), it is processed at the next determined NAV. For GCS, NAV is determined at 8:00 a.m., 9:00 a.m., 10:00 a.m., 11:00 a.m., 12:00 p.m., 1:00 p.m., 2:00 p.m., 3:00 p.m. and as of the end of regular trading on the NYSE (normally 4:00 p.m.) Eastern time each day the NYSE is open. For GOF, NAV is determined at 8:00 a.m., 9:00 a.m., 10:00 a.m., 11:00 a.m., 12:00 p.m., 1:00 p.m., 2:00 p.m., 3:00 p.m., 4:00 p.m. and 5:00 p.m. Eastern time each day the NYSE is open; except that on the day after Thanksgiving and Christmas Eve (when Christmas Eve falls on a weekday) the last NAV will be determined at 3:00 p.m. Eastern time. The times as of when NAV is determined for both Funds, and when orders must be placed, may be changed as permitted by the SEC.
Purchases
Purchases of the Funds' shares may be made through a financial intermediary, directly from the Fund or through an exchange from another Federated fund that does not have a stated sales charge or contingent deferred shares charge, except Federated Liberty U.S. Government Money Market Trust and Class R Shares. For exchanges, you must meet the minimum initial investment requirements for purchasing shares (if applicable) and both accounts must have identical registrations. Each Fund reserves the right to reject any request to purchase or exchange Shares.
For GCS, the minimum initial investment for its undesignated class of shares is generally $10,000. The minimum subsequent investment amount is $500. The minimum initial and subsequent investment amounts for Individual Retirement Accounts for GCS are generally $250 and $100, respectively. For GOF's Cash II Shares, the minimum initial investment for Shares is generally $25,000. There is no minimum subsequent investment amount. The minimum initial and subsequent investment amounts for Individual Retirements Accounts for GOF's Cash II Shares are generally $250 and $100, respectively. Once you have opened your account, purchases may also be made by Automated Clearing House (ACH), whereby additional shares are purchased through a depository institution that is an ACH member.
You may purchase Shares through a Systematic Investment Program (SIP). Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the applicable Fund or your financial intermediary. The minimum investment amount for SIPs is $50.

You may establish Payroll Deduction/Direct Deposit arrangements for investments into GCS and GOF by either calling a Client Service Representative at 1-800-341-7400 or by completing the appropriate form, which is available on FederatedInvestors.com under Customer Service/Account Management Help/Change Account Information. You will receive a confirmation when this service is available.
Shareholders of GCS as of the Closing Date will not be subject to a minimum initial investment amount with respect to the Shares of GOF issued as of the Closing Date as part of the Reorganization only. Such shareholders will be subject to any applicable subsequent investment minimum amounts, as well as to GOF's “Accounts with Low Balances” policy.
ACCOUNTS WITH LOW BALANCES
Federated reserves the right to close accounts if redemptions or exchanges cause the account balance to fall below $25,000, or in the case of IRAs $250, for GOF. For GCS, the thresholds are $10,000, or in the case of IRAs $250. Before an account is closed, you will be notified and allowed 30 days to purchase additional shares to meet the minimum.
Redemptions and Exchanges
GOF and GCS
Redemptions and exchanges of each Fund may be made through a financial intermediary or directly from GCS and GOF by telephone or by mailing a written request.
The following describes limitations on redemption proceeds which are applicable to both GOF and GCS.
Redemption proceeds will be wired or mailed within one business day after receiving a request in proper form. A Fund may delay the payment of redemption proceeds in the following circumstances:
•	to allow your purchase to clear (as discussed below); or
•	during any period when the Federal Reserve wire or Federal Reserve banks are closed (in which case redemption proceeds will be wired within one business day after the reopening of the Federal Reserve wire or Federal Reserve banks).
In addition, GCS and GOF may suspend redemptions, or delay the payment of redemption proceeds, in the following circumstances:
•	during any period when the NYSE is closed or restricted (in which case redemption proceeds will be wired within one business day after the reopening of the NYSE);
•	during any period in which there are emergency conditions, including, for example: (1) when disposal of the securities owned by each Fund is not reasonably practicable; (2) it is not reasonably practicable for each Fund to fairly determine the net asset value of its shares; or (3) liquidation of each Fund, as provided in Section 22(e), and the rules thereunder, of the Investment Company Act of 1940; or
•	during any period that the SEC may by order permit for your protection.
If you request a redemption of Shares recently purchased by check (including a cashier's check or certified check), money order, bank draft or ACH, your redemption proceeds may not be made available for up to seven calendar days to allow each Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be canceled and you will be responsible for any losses incurred by each Fund as a result of your canceled order.
You will not accrue interest or dividends on uncashed redemption checks from GCS and GOF if those checks are undeliverable and returned to GCS and GOF.
Shares of each Fund also may be redeemed or exchanged on a regular basis using a systematic withdrawal/exchange program. The minimum amount for all new or revised systematic redemptions or exchanges of Shares is $50 per transaction per fund. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your financial intermediary or the appropriate Fund. The account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

Dividends and Capital Gains
GCS and GOF declare any dividends daily and pays them monthly to shareholders. Dividends are based on estimates of income, expenses and shareholder activity for each Fund. Actual income, expenses and shareholder activity may differ from estimates and differences, if any, will be included in the calculation of subsequent dividends. You may obtain an estimate of a Fund's daily dividend factor by calling the Fund at 1-800-341-7400 or on Federated's website at FederatedInvestors.com.
From time to time, the Funds may realize capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Funds pay any capital gains at least annually and may make such special distributions of dividends and capital gains as may be necessary to meet applicable regulatory requirements. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. Dividends may also be reinvested without sales charges in shares of any class of any other Federated fund of which you are already a shareholder.
Important information regarding the Funds' distributions, including the percentage of each Fund's distributions that are attributable to capital gains during the calendar year (if any), is available via the link to the applicable Fund and share class name at www.FederatedInvestors.com/FundInformation.
Small Distributions and Uncashed Checks
Generally, dividend and/or capital gain distributions payable by check in an amount of less than $25 will be automatically reinvested in additional shares. This policy does not apply if you have elected to receive cash distributions that are directly deposited into your bank account via wire or ACH.
Additionally, if one or more dividend or capital gain distribution checks are returned as “undeliverable,” or remain uncashed for 180 days, all subsequent dividend and capital gain distributions will be reinvested in additional shares of the applicable Fund. No interest will accrue on amounts represented by uncashed distribution checks. For questions on whether reinvestment applies to your distributions, please contact a Client Service Representative at 1-800-341-7400.
Tax Information
GCS and GOF send an IRS Form 1099 and an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the applicable Fund. Dividends are taxable at different rates depending on the source of dividend income. Distributions of net short-term capital gains are taxable to you as ordinary income. Distributions of net long-term capital gains are taxable to you as long-term capital gains regardless of how long you have owned your Shares of the applicable Fund.
GCS and GOF fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.
Frequent Trading
Given the short-term nature of each Fund's investments and the use of the amortized cost method for calculating the NAV of Fund Shares, the Funds do not anticipate that in the normal case frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Funds and their shareholders. For this reason and because the Funds are intended to be used as a liquid short-term investment, the Funds' Boards have not adopted policies or procedures to monitor or discourage frequent or short-term trading of each Fund's Shares. Regardless of their frequency or short-term nature, purchases and redemptions of Fund Shares can have adverse effects on the management of the Funds' portfolios and their performance.
Other funds in the Federated family of funds may impose monitoring policies. Under normal market conditions, such monitoring policies are designed to protect the funds being monitored and their shareholders, and the operation of such policies and shareholder investments under such monitoring are not expected to have a materially adverse impact on the Federated funds or their shareholders. If you plan to exchange your Fund Shares for shares of another Federated fund, please read the prospectus of that other Federated fund for more information.
Portfolio Holdings Information
The Statements of Additional Information (SAIs) of GCS and GOF contain a description of each Fund's policies and procedures with respect to the disclosure of its portfolio securities. The SAIs are available on Federated's website at FederatedInvestors.com.

INFORMATION ABOUT THE REORGANIZATION
DESCRIPTION OF THE AGREEMENT AND THE PLAN OF REORGANIZATION
The Plan provides for the Reorganization to occur on the Closing Date, which is expected to be on or about December 11, 2015. On the Closing Date, all, or substantially all, of the assets (except for deferred or prepaid expenses, and amounts reserved for payment of GCS's liabilities and any additional cash received by GCS after the Closing Date in excess of GCS's liabilities recorded on GCS's books on or before the Closing Date that is retained by the Adviser) of GCS will be transferred to GOF. In exchange for the transfer of these assets, GOF will simultaneously issue to GCS a number of full and fractional Shares of GOF equal in value to the aggregate NAV of the undesignated Shares of GCS, calculated as of 4:00 p.m. on the Closing Date.
The value of GCS's assets to be acquired by GOF shall be the value of such assets at the Closing on the Closing Date, after the declaration and payment of any dividends and/or other distributions on that date, using available market quotations (or an appropriate substitute that reflects current market conditions) in accordance with Rule 2a-7(c)(7)(ii)(A)(1) (i.e., amortized cost) and in accordance with the valuation procedures established under such rule by GOF's Board. GCS and GOF utilize the same pricing services for securities valuation and the valuation procedures of the GCS and GOF are identical. Consequently, it currently is not anticipated that, under normal circumstances, the use of GOF's valuation procedures will result in any material revaluation of GCS's assets at the time of the Reorganization.
GOF will be the accounting survivor to the Reorganization. GCS will discharge all of its liabilities and obligations prior to consummation of the Reorganization. Following the transfer of its assets in exchange for Cash II Shares of GOF, GCS will distribute Cash II Shares of GOF pro rata to GCS shareholders of record of its undesignated shares in complete liquidation of GCS. Shareholders of GCS owning shares on the Closing Date of the Reorganization will receive that number of Shares of GOF having the same aggregate value as the shareholder had in GCS immediately before the Reorganization. This distribution will be accomplished by the establishment of accounts in the names of GCS's shareholders on the share records of GOF's transfer agent. GOF does not issue share certificates to shareholders. Following the consummation of the Reorganization, GCS will then take steps to wind up its affairs and to dissolve.
The transfer of shareholder accounts from GCS to GOF will occur automatically. It is not necessary for GCS shareholders to take any action to effect the transfer. Please do not attempt to make the transfer yourself. If you do so, you may disrupt the management of the Funds' portfolios.
The Plan contains customary representations, warranties and conditions. The Plan provides that the consummation of the Reorganization is conditioned upon, among other things, the receipt by GCS and GOF of an opinion to the effect that the Reorganization will be tax-free to GCS, its shareholders and GOF. The Plan may be terminated if, before the Closing Date, any of the required conditions have not been met, the representations and warranties are not true or the Board determines that the Reorganization is not in the best interests of the shareholders of GCS or GOF, respectively.
Background and Board Considerations Relating to the Reorganization
The Board considered the potential benefits and costs of the Reorganization to GCS and GOF and their respective shareholders. In this regard, the Board reviewed detailed information comparing each Fund, as described herein, and as required by Rule 17a-8 under the 1940 Act. In determining to recommend that participation in the Reorganization is in the best interests of GCS and its shareholders, and in approving the Plan, the Board considered a number of factors, including the following:
•	GOF has gross advisory fees lower than those of GCS.
•	The Adviser believes GCS's performance is generally competitive with that of GOF, and there is no anticipated decline in services to GCS shareholders as a result of the Reorganization. The range and quality of the services that GCS shareholders will receive as shareholders of GOF will be comparable to the range and quality of services that they currently receive–both Funds are managed by the Adviser.
•	The Funds will pay the direct and indirect expenses of the Reorganization (consisting primarily of legal and accounting fees but excluding brokerage fees), except that GCS is being asked to pay the direct proxy expenses (e.g., mailing, processing, tabulation, printing and solicitation costs and expenses) associated with the Reorganization estimated at approximately $55,952; provided that GOF will pay registration fees with respect to securities issued pursuant to the Reorganization on an as-incurred basis.
•	Given the large waiver position of GCS, and the fact that GCS is being operated at its applicable voluntary expense cap, Federated will indirectly pay the expenses that Federated is asking GCS to pay.

•	There will be no dilution to shareholders in the transaction, because each GCS shareholder will become the owner of shares of GOF having a total net asset value equal to the total net asset value of his or her holdings in GCS on the date of the Reorganization.
In sum, GCS shareholders will be receiving shares in a competitive and viable fund with share class expense ratios ultimately below what the expense ratios of GCS's share classes would be if the Adviser and its affiliates were to eliminate or substantially reduce the current voluntary waivers on GCS's share classes. The GCS shareholders also will be receiving shares of GOF in a reorganization transaction that is intended to be tax-free and provide a more preferable tax result for shareholders as compared to a liquidation of GCS.
GOF shareholders will benefit from the increase in its assets (and thus greater purchasing power in the marketplace) resulting from the Reorganization and the pro forma total expenses of GOF are expected to decrease slightly after the Reorganization.
The Adviser and its affiliates will benefit from the Reorganization as a result of the dissolution of GCS (which would eliminate the need to continue to “subsidize” GCS, as well as certain expenses the Adviser incurs in managing two portfolios). Except for this benefit, the Adviser and its affiliates would not receive a monetary benefit from the Reorganization. In considering this benefit to the Adviser, the Adviser believes consideration should be given to the fact that, instead of reorganizing GCS in the Reorganization, which the Adviser believes will be beneficial to GCS shareholders, the Adviser and its affiliates could either (A) reduce their voluntary waivers on GCS's share classes or (B) propose to liquidate GCS.
Given the above factors, the Adviser believes that the bulk of the benefits of the Reorganization favor GCS, GOF, and their respective shareholders, as opposed to the Adviser and its affiliates, and that, in this instance, the proposed allocation of expenses is reasonable and appropriate, and does not result in unfair dilution or GCS and GOF bearing the cost of a transaction where a greater benefit will accrue to another person (such as the Adviser and its affiliates).
Cost of the Reorganization
GCS will pay the direct proxy expenses of the Reorganization, which are estimated to be approximately $55,952; provided, however, that GOF will pay registration fees, with respect to securities issued pursuant to the Reorganization, on an as incurred basis. Given the large waiver positions of GCS and GOF, and the fact that GCS and GOF are being operated at their applicable voluntary expense caps, it is anticipated that the Adviser or its affiliates will indirectly pay some or all of the expenses that GCS and GOF are being asked to bear.
The foregoing brief summary of the Plan is qualified in its entirety by the terms and provisions of the Plan, a copy of which is attached hereto as Annex A and incorporated herein by reference.
DESCRIPTION OF GOF'S SHARE CLASSES AND CAPITALIZATION
The Cash II Shares of GOF to be issued to the shareholders of GCS under the Plan will be fully paid and non-assessable (except as described in GOF's registration statement) when issued, transferable without restriction and will have no preemptive or conversion rights. Please see the Prospectus of GOF for additional information about Class II Shares of GOF.
The following table sets forth the unaudited capitalization of GCS's undesignated shares and GOF's Cash II Shares as of August 31, 2015 and on a pro forma combined basis after giving effect to the Reorganization as of that date:
Fund	Total Net Assets[1]	Shares Outstanding	Net Asset Value Per Share
Federated Government Cash Series	$459,803,269	459,790,512	$1.00
Federated Government Obligations Fund – Cash II Shares	$100	100	$1.00
Federated Government Obligations Fund, Pro Forma Combined – Cash II Shares	$459,803,369	459,790,612	$1.00
1	Does not reflect additional $26,064,763,361 in net assets of Federated Government Obligations Fund represented by other share classes.
FEDERAL INCOME TAX CONSEQUENCES
As a condition to the Reorganization, each Fund will receive an opinion of counsel to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes:
•	the Reorganization as set forth in the Plan will constitute a tax-free reorganization under section 368(a) of the Code, and GCS and GOF each will be a “party to a reorganization” within the meaning of section 368(b) of the Code;

•	no gain or loss will be recognized by GOF upon its receipt of GCS's assets in exchange for Cash II Shares of GOF;
•	no gain or loss will be recognized by GCS upon transfer of its assets to GOF solely in exchange for the Cash II Shares of GOF or upon the distribution of GOF Cash II Shares to GCS's shareholders in exchange for their GCS Shares;
•	no gain or loss will be recognized by shareholders of GCS upon exchange of their GCS Shares for GOF Cash II Shares;
•	the tax basis of the assets of GCS in the hands of GOF will be the same as the tax basis of such assets to GCS immediately prior to the Reorganization;
•	the tax basis of GOF Cash II Shares received by each shareholder of GCS pursuant to the Reorganization will be the same as the tax basis of the undesignated class of shares of GCS held by such shareholder immediately prior to the Reorganization;
•	the holding period of GOF's Cash II Shares received by each shareholder of GCS will include the period during which GCS's shares exchanged therefore were held by such shareholder, provided the Shares of GCS were held as capital assets on the date of the Reorganization; and
•	the holding period of the assets of GCS in the hands of GOF will include the period during which those assets were held by GCS.
The opinion provided in connection with the Reorganization shall be based on customary assumptions and such representations as tax counsel may reasonably request, and each Fund will cooperate to make and certify the accuracy of such representations. The opinion may state that no opinion is expressed as to the effect of the Reorganization on GCS, GOF or any shareholder of GCS with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. Notwithstanding anything herein to the contrary, the requirement that the above-described opinion be provided in connection with the Reorganization cannot be waived by either Fund.
Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Reorganization is consummated but does not qualify as a tax-free reorganization under the Code, a shareholder of GCS would recognize a taxable gain or loss to the extent that there is a difference between his or her tax basis in his or her GCS shares and the fair market value of GOF shares received in exchange therefore.
GCS may dispose of portfolio securities in the ordinary course of business prior to the Reorganization (which may result in the realization of capital gains). Before the Reorganization, GCS will distribute any undistributed income and net realized capital gains to shareholders. Any such distributions will be taxable to shareholders.
See the discussion entitled “Summary—Tax Consequences” in this Prospectus/Information Statement for further information regarding the tax consequences of the Reorganization. Shareholders of GCS should consult their tax advisors regarding the effect, if any, of the Reorganization in light of their individual circumstances. In addition, because the foregoing discussion only relates to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisors about state and local tax consequences, if any, of the Reorganization.
COMPARATIVE INFORMATION ON SHAREHOLDER RIGHTS
GCS and GOF are open-end, management investment companies registered under the 1940 Act, which continuously offer to sell shares at their current NAV. GOF and GCS were established under the laws of the Commonwealth of Massachusetts and the State of Maryland, respectively. GOF and GCS are governed by a Declaration of Trust and Articles of Incorporation, respectively, Bylaws and their respective Boards, in addition to applicable state and federal law. The rights of shareholders of GOF and GCS are set forth in the Declaration of Trust, Articles of Incorporation and Bylaws, as applicable. Set forth below is a brief summary of the significant rights of shareholders of GOF and shareholders of GCS. Each Fund may be referred to as a “Trust” or “Corporation” in the chart below.
CATEGORY	SHAREHOLDER RIGHTS - GOF	SHAREHOLDER RIGHTS - GCS
Preemptive Rights	None	Same
Preferences	None	Same
Appraisal Rights	None	Same
Conversion Rights	None	Same
Exchange Rights (other than the right to exchange for shares of the same class of other Federated mutual funds as provided in the prospectuses of GOF and GCS)	None	Same

CATEGORY	SHAREHOLDER RIGHTS - GOF	SHAREHOLDER RIGHTS - GCS
Annual Meeting	Not required	Same
Right to Call Shareholder Meetings	Shall be called by the Trustees upon the written request of shareholders owning at least one-tenth of all series or classes entitled to vote.	Same
Notice of Meeting	Shareholders shall be entitled to at least 15 days' notice of any meeting.	Not less than ten nor more than ninety days before the date of every Annual or Special Meeting of Shareholders the Secretary or an Assistant Secretary shall give to each Shareholder of record of the Corporation or of the relevant Series or Class written notice of such meeting.
Record Date for Meetings	The Trustees may fix in advance a time, which shall not be more than 60 days before the date of any meeting of shareholders.	Such date shall in any case not be more than 90 days and in case of a Meeting of Shareholders not less than l0 days prior to the date on which the particular action requiring such determination of Shareholders is to be taken.
Quorum for Meetings	Except when otherwise required by law, the presence in person or by proxy of the holders of 25% percent of the shares entitled to vote constitutes a quorum at any meeting of shareholders.	The presence in person or by proxy of the holders of one-third of the shares of stock of the Corporation entitled to vote without regard to series or class shall constitute a quorum at any meeting of the shareholders, except with respect to any matter which by law requires the approval of one or more series or classes of stock, in which case the presence in person or by proxy of the holders of one-third of the shares of stock of each series or class entitled to vote on the matter shall constitute a quorum.
Vote Required for Election of Trustees	A plurality of votes cast at a shareholders' meeting.	Same
Adjournment of Meetings	If a quorum shall not be present, the shareholders present in person or by proxy holding a majority of the shares present may by vote adjourn the meeting until a quorum shall be present.	In the absence of a quorum at any meeting, a majority of those Shareholders present in person or by proxy may adjourn the meeting from time to time to a date not later than 120 days after the original record date without further notice than by announcement to be given at the meeting until a quorum, as above defined, shall be present.
Removal of Trustees by Shareholders	A Trustee may be removed from office at any special meeting of shareholders by a vote of two-thirds of the outstanding shares.	Any Director may by the vote of a majority of all of the Shares entitled to vote be removed from office.
Personal Liability of Officers and Trustees	Provided they have acted under the belief that their actions are in the best interests of the Trust, the Trustee and officers shall not be responsible for or liable in any event for neglect or wrong doing by them or any officer, agent, employee, investment adviser or principal underwriter of the Trust or of any entity providing administrative services for the Trust, but nothing herein contained shall protect any Trustee or office against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.	No provision of this Article shall be effective to protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

CATEGORY	SHAREHOLDER RIGHTS - GOF	SHAREHOLDER RIGHTS - GCS
Personal Liability of Shareholders	Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect (or indemnify) or reimburse the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.	None
Right of Inspection	The records of the Trust shall be open to inspection by Shareholders to the same extent as is permitted by stockholders of a Massachusetts business corporation under the Massachusetts Business Corporation Law.	No shareholder shall have any right to inspect any account, book or document of the Corporation except as conferred by statute or as authorized by the Board of Directors of the Corporation.
Number of Authorized Shares; Par Value	Unlimited; No Par Value	The Corporation is authorized to issue 50,000,000,000 shares of common stock, par value $0.001 per share.
INFORMATION ABOUT GCS AND GOF
WHERE TO FIND ADDITIONAL INFORMATION
Information about GCS is included in its Prospectus and SAI dated July 31, 2015, each of which is incorporated herein by reference. Information about GOF is included in its Prospectus and its SAI for the Cash II Shares dated June 2, 2015. Copies of the Cash II Prospectus and SAIs of GOF, the Prospectuses and SAI of GCS and the SAI dated October 28, 2015, relating to this Prospectus/Information Statement, all of which have been filed with the SEC, may be obtained without charge by contacting the Funds at 1-800-341-7400 or by writing to Federated Investors Funds, 4000 Ericsson Drive, Warrendale, PA 15086-7561. The Prospectuses and SAIs of GCS and GOF are also available electronically at Federated's website at www.FederatedInvestors.com.
GCS and GOF are each subject to the informational requirements of the Securities Act of 1933, the Securities Exchange Act of 1934, and the 1940 Act, and in accordance therewith file reports and other information with the SEC. Reports, proxy and information statements, and other information filed by the Funds can be obtained by calling or writing to the Funds and can also be inspected and copied by the public at the public reference facilities maintained by the SEC in Washington, DC located at Room 1580, 100 F Street, N.E., Washington DC 20549. Copies of such material can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington DC 20549, or obtained electronically from the EDGAR database on the SEC's website http://www.sec.gov.
ABOUT THE INFORMATION STATEMENT
This Prospectus/Information Statement is expected to be mailed on or about November 9, 2015, to shareholders of record at the close of business on October 26, 2015 (the “Record Date”).
GCS's Annual Report, which includes audited financial statements for the fiscal year ended May 31, 2015, was previously mailed to shareholders of GCS. GOF's Annual Report, which includes audited financial statements for the fiscal year ended July 31, 2015, was previously mailed to shareholders of GOF. GCS and GOF will promptly provide, without charge and upon request, to each person to whom this Prospectus/Information Statement is delivered, a copy of their Annual Report, which may be requested by writing to the Funds' principal executive officers or by calling the Fund. The principal executive office of each Fund is located at 4000 Ericsson Drive, Warrendale, PA 15086-7561. This document, as well as additional information about the Funds (including portfolio holdings, performance, and distributions), is also available on the website for each Fund. The website for both Funds is www.FederatedInvestors.com. The toll-free telephone number for both Funds is 1-800-341-7400.

SHARE OWNERSHIP OF THE FUNDS
As of October 26, 2015, GCS had the following numbers of outstanding shares of beneficial interest:
Name of Fund	Share Class	Outstanding Shares
Federated Government Cash Series	N/A	[__]
Each share is entitled to one vote and fractional shares have proportionate voting rights.
To the knowledge of GCS management, as of October 26, 2015, the following entities held beneficially or of record more than 5% of GCS's outstanding share classes.
[TO BE UPDATED FOR GCS]
Title of Class	Name and Address	Shares	Percentage of Shares
Federated Government Cash Series	[___]	[__]	[__]%
Officers and Trustees of GCS own less than 1% of each class of GCS's outstanding shares.
As of October 26, 2015, GOF had the following numbers of outstanding shares of beneficial interest:
Name of Fund	Share Class	Outstanding Shares
Federated Government Obligations Fund	Cash II	[____]
To the knowledge of GOF's management, as of October 26, 2015, the following entities held beneficially or of record more than 5% of GOF's outstanding share classes.
[TO BE UPDATED FOR GOF]
Title of Class	Name and Address	Shares	Percentage of Shares
Federated Government Obligations Fund – Cash II Shares	[___]	[___]	[___]
Officers and Trustees own less than 1% of each class of GOF's outstanding shares.
Shareholders owning 25% or more of outstanding shares may be in control of the Fund of which they are a shareholder and be able to affect the outcome of certain matters presented for a vote of shareholders.
Federated Investment Management Company is organized in the Commonwealth of Pennsylvania and is a subsidiary of Federated Investors, Inc., organized in the Commonwealth of Pennsylvania.
INTERESTS OF CERTAIN PERSONS
The Adviser is a subsidiary of Federated Investors, Inc. All of the voting securities of Federated Investors, Inc. are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue. John F. Donahue and J. Christopher Donahue currently serve as trustees of the Trust.
OTHER MATTERS
GCS is not required, and does not intend to hold regular annual meetings of shareholders.
Shareholders wishing to submit proposals for consideration for inclusion in a Proxy Statement for the next meeting of shareholders should send their written proposals to Federated Investors Funds, 4000 Ericsson Drive, Warrendale, PA 15086-7561, so that they are received within a reasonable time before any such meeting. All shareholder communication should be directed to the Corporation's Secretary at 4000 Ericsson Drive, Warrendale, PA 15086-7561.

By Order of the Board of Directors,
John W. McGonigle
Secretary
October 28, 2015

ANNEX A AGREEMENT AND PLAN OF REORGANIZATION
AGREEMENT AND PLAN OF REORGANIZATION
THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this ____ day of _____________, by and between Money Market Obligations Trust, a Massachusetts business trust, with its principal place of business at 4000 Ericsson Drive, Warrendale, PA 15086-7561 (the “Acquiring Fund Registrant”), on behalf of its series, Federated Government Obligations Fund (the “Acquiring Fund”), and Cash Trust Series, Inc., a Maryland corporation, with its principal place of business at 4000 Ericsson Drive, Warrendale, PA 15086-7561 (the “Acquired Fund Registrant”), on behalf of Federated Government Cash Series (“Acquired Fund” and, collectively with the Acquiring Fund, the “Funds”).
This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”) and the Treasury Regulations promulgated thereunder. The reorganization will consist of: (i) the transfer of all or substantially all of the assets of the Acquired Fund (which offers a single, undesignated class of shares) (the “Acquired Fund Shares”) in exchange solely for Cash II Shares, no par value per share, of the Acquiring Fund (“Acquiring Fund Shares”); (ii) the distribution of the Acquiring Fund Shares to the holders of the outstanding shares of the Acquired Fund, and (iii) the liquidation and dissolution of the Acquired Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the “Reorganization”).
WHEREAS, the Acquiring Fund and the Acquired Fund are separate series of the Acquiring Fund Registrant and the Acquired Fund Registrant, respectively, the Acquiring Fund Registrant and Acquired Fund Registrant are open-end, registered management investment companies, and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;
WHEREAS, the Acquiring Fund and Acquired Fund are authorized to issue their shares of beneficial interests and stock, respectively;
WHEREAS, the Trustees of the Acquiring Fund Registrant have determined that the Reorganization, with respect to the Acquiring Fund, is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization;
WHEREAS, the Directors of the Acquired Fund Registrant have determined that the Reorganization, with respect to the Acquired Fund, is in the best interests of the Acquired Fund and that the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization;
NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:
ARTICLE I
TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ACQUIRING FUND SHARES AND
LIQUIDATION AND DISSOLUTION OF THE ACQUIRED FUND
1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all or substantially all of its assets, as set forth in paragraph 1.2, to the Acquiring Fund. In exchange, the Acquiring Fund agrees to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares determined by multiplying (a) the outstanding Acquired Fund Shares by (b) the ratio computed by dividing (x) the net asset value per share of the Acquired Fund Shares by (y) the net asset value per share of the Acquiring Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2. Holders of the Acquired Fund Shares will receive the Acquiring Fund Shares in exchange for their Acquired Fund Shares. Such transactions shall take place at the closing on the Closing Date provided for in paragraph 3.1.
1.2 ASSETS TO BE ACQUIRED. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of property having a value equal to the total net assets of the Acquired Fund, including, without limitation, cash, securities, commodities, interests in futures and dividends or interest receivable, owned by the Acquired Fund. The assets to be acquired by the Acquiring Fund shall not include any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date, to the extent that they do not have continuing value to the Acquiring Fund.

The Acquired Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Acquired Fund's assets as of the date of such statements. The Acquired Fund hereby represents that as of the date of the execution of this Agreement, there have been no changes in its financial position as reflected in such financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities, the issuance and redemption of Acquired Fund Shares and the payment of normal operating expenses, dividends and capital gains distributions.
The Reorganization is to occur on the Closing Date, which is expected to be on or after December 11, 2015. On the Closing Date, substantially all of the assets of the Acquired Fund (except for deferred or prepaid expenses, and amounts reserved for payment of Acquired Fund liabilities and any additional cash received by the Acquired Fund after the Closing Date in excess of accrued Fund liabilities recorded on the Acquired Fund's books on or before the Closing Date that is retained by the Acquired Fund's adviser) of the Acquiring Fund equal in value to the aggregate NAV of the Acquired Fund, as applicable, calculated as of 4:00 p.m., Eastern time, on the Closing Date.
The Acquired Fund will satisfy its liabilities prior to the Closing Date. Accordingly, the Acquired Fund may set aside cash to satisfy its liabilities, which (along with deferred or prepaid expenses) would not be transferred to the Acquired Fund. Following the Closing Date, if additional cash in excess of accrued expenses recorded on the Acquired Fund's books on or before the Closing Date are received by or returned to the Acquired Fund, the Acquired Fund's Adviser and its affiliates may retain such excess funds; any amounts received or returned that are not retained by the Acquired Fund's Adviser would be remitted to the Acquiring Fund.
1.3 LIABILITIES TO BE DISCHARGED. The Acquired Fund will discharge all of its liabilities and obligations prior to the Closing Date.
1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable: (a) the Acquired Fund will distribute in complete liquidation of the Acquired Fund, pro rata to its shareholders of record, determined as of the close of business on the Closing Date (the “Acquired Fund Shareholders”), all of the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1; and (b) the Acquired Fund will thereupon proceed to dissolve and terminate as set forth in paragraph 1.8 below. Such distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Acquired Fund Shareholders, and representing the respective pro rata number of Acquiring Fund Shares due such shareholders. All issued and outstanding Acquired Fund Shares will simultaneously be canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer. After the Closing Date, the Acquired Fund shall not conduct any business except in connection with its dissolution and termination.
1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Acquiring Fund Shares will be issued simultaneously to the Acquired Fund, in an amount equal in value to the aggregate net asset value of the Acquired Fund Shares, to be distributed to Acquired Fund Shareholders.
1.6 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.
1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund.
1.8 TERMINATION. The Acquired Fund shall be dissolved and terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.
1.9 BOOKS AND RECORDS. All books and records of the Acquired Fund, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date.

ARTICLE II
VALUATION
2.1 VALUATION OF ASSETS. The value of the Acquired Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets at the closing on the Closing Date, after the declaration and payment of any dividends and/or other distributions on that date, using available market quotations (or an appropriate substitute that reflects current market conditions) in accordance with Rule 2a-7(c)(7)(ii)(A)(1) and in accordance with the valuation procedures established under such rule by the Board of Trustees of the Acquiring Fund Registrant or such other valuation procedures as shall be mutually agreed upon by the parties (and approved by the respective Boards of Directors/Trustees (“Board”) of the Acquiring Fund Registrant and Acquired Fund Registrant).
2.2 VALUATION OF SHARES. The net asset value per share of Acquiring Fund Shares shall be the net asset value per share of Acquiring Fund Shares computed at the closing on the Closing Date, using the Amortized Cost Method as defined in Rule 2a-7(a)(2) in accordance with the valuation procedures established under such rule by the Board of the Acquiring Fund Registrant or such other valuation procedures as shall be mutually agreed upon by the parties (and approved by their respective Boards).
2.3 SHARES TO BE ISSUED. The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's assets to be acquired by the Acquiring Fund pursuant to this Agreement shall be determined in accordance with paragraph 1.1.
2.4 DETERMINATION OF VALUE. All computations of value shall be made by State Street Bank and Trust Company, on behalf of the Acquiring Fund and the Acquired Fund.
ARTICLE III
CLOSING AND CLOSING DATE
3.1 CLOSING DATE. The closing shall occur on or about December 11, 2015, or such other date(s) as the parties may agree to in writing (the “Closing Date”). All acts taking place at the closing shall be deemed to take place at 4:00 p.m. Eastern Time on the Closing Date unless otherwise provided herein. The closing shall be held at the offices of Federated Services Company, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779, or at such other time and/or place as the parties may agree.
3.2 CUSTODIAN'S CERTIFICATE. State Street Bank and Trust Company, as custodian for the Acquired Fund (the “Custodian”), shall deliver at the Closing a certificate of an authorized officer stating that: (a) the Acquired Fund's portfolio securities, cash, and any other assets have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Acquired Fund.
3.3 EFFECT OF SUSPENSION IN TRADING. In the event that on the scheduled Closing Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or the Acquired Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first Friday that is a business day after the day when trading is fully resumed and reporting is restored.
3.4 TRANSFER AGENT'S CERTIFICATE. State Street Bank and Trust Company, as transfer agent for the Acquired Fund as of the Closing Date, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Acquired Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver, or cause, State Street Bank and Trust Company, its transfer agent, to issue and deliver, a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquired Fund Registrant or provide evidence satisfactory to the Acquired Fund that the Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, assignments, checks, certificates, opinions, receipts and other instruments or documents, if any, as such other party or its counsel may reasonably request.

ARTICLE IV
REPRESENTATIONS AND WARRANTIES
4.1 REPRESENTATIONS OF THE ACQUIRED FUND. The Acquired Fund Registrant, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund Registrant, on behalf of the Acquiring Fund, as follows:
a)	The Acquired Fund is a legally designated, separate series of a corporation duly organized, validly existing, and in good standing under the laws of the State of Maryland.
b)	The Acquired Fund Registrant is registered as an open-end management investment company under the 1940 Act, the Acquired Fund Registrant's registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act is in full force and effect, and the Acquired Fund's shares are registered under the Securities Act of 1933, as amended (“1933 Act”), and such registration has not been revoked or rescinded and is in full force and effect.
c)	The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act, and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.
d)	The Acquired Fund is not in violation of, and the execution, delivery, and performance of this Agreement will not result in the violation of, any provision of the Acquired Fund Registrant's Articles of Incorporation or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which the Acquired Fund is bound.
e)	The Acquired Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it before the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof. All contracts of the Acquired Fund will be terminated with respect to the Acquired Fund as of the Closing Date (including any such contracts with affiliated persons of the Acquired Fund).
f)	Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets. Any such litigation, if adversely determined, would not materially and adversely affect the Acquired Fund's financial condition, the conduct of its business, or the ability of the Acquired Fund to carry out the transactions contemplated by this Agreement. The Acquired Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.
g)	The audited financial statements of the Acquired Fund as of May 31, 2015, and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date that are not disclosed in such statements.
h)	Since the date of the financial statements referred to in sub-paragraph (g) above, there have been no material adverse changes in the Acquired Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this sub-paragraph (h), a decline in the net asset value of the Acquired Fund shall not constitute a material adverse change.
i)	As of the date hereof, except as previously disclosed to the Acquiring Fund in writing, and except as have been corrected as required by applicable law, and to the best of the Acquired Fund's knowledge, there have been no material miscalculations of the net asset value of the Acquired Fund or the net asset value per share of any class or series of shares during the twelve-month period preceding the date hereof and preceding the Closing Date, and all such calculations have been made in accordance with the applicable provisions of the 1940 Act.
j)	The minute books and other similar records of the Acquired Fund as made available to the Acquiring Fund prior to the execution of this Agreement contain a true and complete record of all action taken at all meetings and by all written consents in lieu of meetings of the shareholders of the Acquired Fund and of the Acquired Fund, the

Acquired Fund's Board and committees of the Acquired Fund's Board. The stock transfer ledgers and other similar records of the Acquired Fund as made available to the Acquiring Fund prior to the execution of this Agreement, and as existing on the Closing Date, accurately reflect all record transfers prior to the execution of this Agreement, or the Closing Date, as applicable, in the Acquired Fund Shares.
k)	The Acquired Fund has maintained, or caused to be maintained on its behalf, all books and records required of a registered investment company in compliance with the requirements of Section 31 of the 1940 Act and rules thereunder.
l)	All federal and other tax returns and reports of the Acquired Fund required by law to be filed have been filed, and all federal and other taxes shown due on such returns and reports have been paid, or provision shall have been made for the payment thereof. To the best of the Acquired Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.
m)	All issued and outstanding Acquired Fund Shares are duly and validly issued and outstanding, fully paid and non-assessable by the Acquired Fund. All of the issued and outstanding Acquired Fund Shares will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Acquired Fund's transfer agent as provided in paragraph 3.4. The Acquired Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any of the Acquired Fund Shares, and has no outstanding securities convertible into any of the Acquired Fund Shares.
n)	At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances to which the Acquiring Fund has received notice, and, upon delivery and payment for such assets, and the filing of any articles, certificates or other documents under the laws of the State of Maryland, the Acquiring Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such assets, other than such restrictions as might arise under the 1933 Act, and other than as disclosed to and accepted by the Acquiring Fund.
o)	The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquired Fund. This Agreement constitutes a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.
p)	The information to be furnished by the Acquired Fund for use in no-action letters, applications for orders, registration statements, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.
q)	From the effective date of the Registration Statement (as defined in paragraph 5.6), through the time of the Reorganization and on the Closing Date, any written information furnished by the Acquired Fund Registrant with respect to the Acquired Fund for use in the Registration Materials (as defined in paragraph 5.6), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.
r)	The Acquired Fund has qualified and elected to be treated as a “regulated investment company” under the Code (a RIC), as of and since its first taxable year; and qualifies and will continue to qualify as a RIC under the Code for its taxable year ending upon the Closing Date.
s)	No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act or Maryland law for the execution of this Agreement by the Acquired Fund Registrant, for itself and on behalf of the Acquired Fund, or the performance of the Agreement by the Acquired Fund Registrant, for itself and on behalf of the Acquired Fund, except, in each case: for (i) the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Maryland law; (ii) such other consents, approvals, authorizations and filings as have been made or received; and (iii) such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date. No consent, authority or other approval of the shareholders of the Acquired Fund is required to be obtained in connection with the consummation of the transactions contemplated in this Agreement.

t)	The Acquired Fund, and the Acquired Fund Registrant with respect to the Acquired Fund, has complied and is in compliance in all material respects with the investment policies and restrictions set forth in its registration statement currently in effect. The value of the net assets of the Acquired Fund has been determined and is being determined using portfolio valuation methods that comply in all material respects with the methods described in its registration statement and the requirements of the 1940 Act. There are no legal or governmental actions, investigations, inquiries, or proceedings pending or, to the knowledge of the Acquired Fund, threatened against the Acquired Fund, or the Acquired Fund Registrant with respect to the Acquired Fund, that would question the right, power or capacity of: (a) the Acquired Fund to conduct its business as conducted now or at any time in the past; or (b) the Acquired Fund Registrant's ability to enter into this Agreement on behalf of the Acquired Fund or the Acquired Fund's ability to consummate the transactions contemplated by this Agreement.
4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Acquiring Fund Registrant, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund Registrant, on behalf of the Acquired Fund, as follows:
a)	The Acquiring Fund is a legally designated, separate series of a statutory trust duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts.
b)	The Acquiring Fund Registrant is registered as an open-end management investment company under the 1940 Act, the Acquiring Fund Registrant's registration with the Commission as an investment company under the 1940 Act is in full force and effect, and the Acquiring Fund's shares are registered under the 1933 Act and such registration has not been revoked or rescinded and is in full force and effect.
c)	The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make such statements therein, in light of the circumstances under which they were made, not misleading.
d)	The Acquiring Fund is not in violation of, and the execution, delivery and performance of this Agreement will not, result in a violation of, the Acquiring Fund Registrant's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.
e)	Except as otherwise disclosed in writing to the Acquired Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets. Any such litigation, if adversely determined, would not materially and adversely affect its financial condition, the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.
f)	The audited financial statements of the Acquiring Fund as of July 31, 2015 and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date that are not disclosed in such statements.
g)	Since the date of the financial statements referred to in sub-paragraph (f) above, there have been no material adverse changes in the Acquiring Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For the purposes of this sub-paragraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.
h)	All federal and other tax returns and reports of the Acquiring Fund required by law to be filed have been filed, and all federal and other taxes shown due on such returns and reports have been paid, or provision shall have been made for the payment thereof. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

i)	All issued and outstanding Acquiring Fund Shares are duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, and there are no outstanding securities convertible into any Acquiring Fund Shares.
j)	The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund. This Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.
k)	Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, such shares will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.
l)	The information to be furnished by the Acquiring Fund for use in no-action letters, registration statements, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.
m)	From the effective date of the Registration Statement (as defined in paragraph 5.6), through the time of the Reorganization and on the Closing Date, any written information furnished by the Acquiring Fund Registrant with respect to the Acquiring Fund for use in the Registration Materials (as defined in paragraph 5.6), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.
n)	The Acquiring Fund has qualified and elected to be treated as a RIC under the Code as of and since its first taxable year; and qualifies and shall continue to qualify as a RIC under the Code for its current taxable year.
o)	No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Massachusetts law for the execution of this Agreement by the Acquiring Fund Registrant, for itself and on behalf of the Acquiring Fund, or the performance of the Agreement by the Acquiring Fund Registrant, for itself and on behalf of the Acquiring Fund, except, in each case, for: (i) the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Maryland law; (ii) such other consents, approvals, authorizations and filings as have been made or received; and (iii) such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.
p)	The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.
ARTICLE V
COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND
5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Acquired Fund will each operate its respective business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions.
5.2 INVESTMENT REPRESENTATION. The Acquired Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.
5.3 ADDITIONAL INFORMATION. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund's shares.
5.4 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

5.5 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquired Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be certified by the Acquired Fund Registrant's Treasurer.
5.6 PREPARATION OF REGISTRATION STATEMENT AND SCHEDULE 14A INFORMATION STATEMENT. The Acquiring Fund Registrant will prepare and file with the Commission a registration statement on Form N-14 relating to the Acquiring Fund Shares to be issued to shareholders of the Acquired Fund (the “Registration Statement”). The Registration Statement on Form N-14 shall include an information statement and a prospectus of the Acquiring Fund relating to the transaction contemplated by this Agreement. The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act and the 1940 Act, as applicable. Each party will provide the other party with the materials and information necessary to prepare the registration statement on Form N-14 (the “Registration Materials”), for inclusion therein.
5.7 PRE-CLOSING DIVIDEND. On or before the Closing Date, the Acquired Fund shall have declared and paid to its shareholders of record a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing all of the Acquired Fund's investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending on or before the Closing Date, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Closing Date.
ARTICLE VI
CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND
The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by the Acquiring Fund pursuant to this Agreement on or before the Closing Date, and, in addition, subject to the following conditions:
All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in the Acquiring Fund's name by the Acquiring Fund Registrant's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquired Fund shall reasonably request.
ARTICLE VII
CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND
The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by the Acquired Fund pursuant to this Agreement, on or before the Closing Date and, in addition, shall be subject to the following conditions:
All representations, covenants, and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of such Closing Date. The Acquired Fund shall have delivered to the Acquiring Fund on such Closing Date a certificate executed in the Acquired Fund's name by the Acquiring Fund Registrant's President or Vice President and the Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of such Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.
The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities, together with a list of the Acquired Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Acquired Fund Registrant.

ARTICLE VIII
FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE
ACQUIRING FUND AND ACQUIRED FUND
If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:
8.1 All necessary Board approvals of this Agreement and the transactions contemplated herein shall have been obtained by the Funds in accordance with applicable law and each Fund's governing documents. No consent, authorization or approval of the Acquired Fund Shareholders of this Agreement or the transactions contemplated herein shall be required. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.1.
8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.
8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of State securities authorities, including any necessary “no-action” positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may waive any such conditions for itself.
8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. The Registration Statement and Registration Materials shall have been mailed to the Acquired Fund Shareholders consistent with applicable law. To the best knowledge of the parties to this Agreement, no investigation or proceeding relating to the Registration Statement shall have been instituted or be pending, threatened or contemplated under the 1933 Act.
8.5 The parties shall have received an opinion of K&L Gates LLP substantially to the effect that for federal income tax purposes:
a)	The transfer of all or substantially all of the Acquired Fund's assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares (followed by the distribution of Acquiring Fund Shares to the Acquired Fund Shareholders in dissolution and liquidation of the Acquired Fund) will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Acquired Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code.
b)	No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for Acquiring Fund Shares.
c)	No gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund's assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to Acquired Fund Shareholders in exchange for their Acquired Fund Shares.
d)	No gain or loss will be recognized by any Acquired Fund Shareholder upon the exchange of its Acquired Fund Shares for Acquiring Fund Shares.
e)	The aggregate tax basis of the Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund Shares held by such Acquired Fund Shareholder immediately prior to the Reorganization. The holding period of Acquiring Fund Shares received by each Acquired Fund Shareholder will include the period during which the Acquired Fund Shares exchanged therefor were held by such shareholder, provided the Acquired Fund Shares are held as capital assets at the time of the Reorganization.

f)	The tax basis of the Acquired Fund's assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization. The holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund.
Such opinion shall be based on customary assumptions and such representations as K&L Gates LLP may reasonably request, and the Acquired Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations. The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the Acquiring Fund, the Acquired Fund or any Acquired Fund Shareholder with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.5.
ARTICLE IX
EXPENSES
The Acquired Fund will pay the following direct information statement expenses relating to its participation in the Reorganization: the cost of processing, printing and mailing the Registration Materials. In addition, to the extent that any transition of portfolio securities is required in connection with the Reorganization, the Funds may incur transaction expenses associated with the sale and purchase of portfolio securities. The Funds will pay all remaining direct and indirect expenses associated with the Acquired Fund's and Acquiring Fund's participation in the Reorganization. Such other expenses include, without limitation: (a) expenses associated with the preparation and filing of the Registration Materials; (b) accounting fees; (c) legal fees; and (d) other related administrative or operational costs.
ARTICLE X
ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES
10.1 The Acquiring Fund Registrant, on behalf of the Acquiring Fund, and the Acquired Fund Registrant, on behalf of the Acquired Fund, agree that neither party has made to the other party any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between the parties.
10.2 Except as specified in the next sentence set forth in this paragraph 10.2, the representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing Date shall continue in effect beyond the consummation of the transactions contemplated hereunder.
ARTICLE XI
TERMINATION
This Agreement may be terminated by the Acquiring Fund Registrant or Acquired Fund Registrant on or before the Closing Date. In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of any of the Acquiring Fund, the Acquiring Fund Registrant, the Acquired Fund or the Acquired Fund Registrant, or their respective Directors/Trustees or officers.
ARTICLE XII
AMENDMENTS
This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Acquired Fund Registrant, on behalf of the Acquired Fund, and the Acquiring Fund Registrant, on behalf of the Acquiring Fund, and as specifically authorized by their respective Boards; no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Acquired Fund Shareholders without a supplement to the Registration Materials being prepared and mailed to shareholders in accordance with applicable law.
ARTICLE XIII
HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
LIMITATION OF LIABILITY
The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.
This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Pennsylvania.
This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, trust, or entities other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.
It is expressly agreed that the obligations of the Funds hereunder shall not be binding upon any of the Trustees/Directors, shareholders, nominees, officers, agents, or employees of the Acquiring Fund Registrant or Acquired Fund Registrant personally, but shall bind only the property of the Funds, as provided in the Declaration of Trust/Articles of Incorporation of the Acquiring Fund Registrant and Acquired Fund Registrant, as applicable. The execution and delivery of this Agreement have been authorized by the Trustees/Directors of the Acquiring Fund Registrant and Acquired Fund Registrant, as applicable, on behalf of the Funds and signed by authorized officers of the Acquiring Fund Registrant and Acquired Fund Registrant, acting as such. Neither the authorization by such Trustees/Directors nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Funds as provided in the Declaration of Trust/Articles of Incorporation of the Acquiring Fund Registrant and Acquired Fund Registrant, as applicable.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.
Money Market Obligations Trust
on behalf of its portfolio,
Federated Government Obligations Fund
By:/s/ John W. McGonigle
Name: John W. McGonigle
Title: Secretary
Cash Trust Series, Inc.
on behalf of its portfolio,
Federated Government Cash Series
By:/s/ John W. McGonigle
Name: John W. McGonigle
Title: Secretary

ANNEX B FINANCIAL HIGHLIGHTS
The financial highlights tables that follow are intended to help you understand the Funds financial performance for the fiscal years ended May 31 and July 31, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements.
For GCS, the information has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund's audited financial statements is included in the Annual Report.
For GOF, the information has been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the Fund's audited financial statements is included in the Annual Report.
Financial Highlights–GCS
(For a Share Outstanding Throughout Each Period)
Year Ended May 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0000 [1]	0.0001	0.0001	0.0001	0.0001
Net realized gain on investments	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
TOTAL FROM INVESTMENT OPERATIONS	0.0000 [1]	0.0001	0.0001	0.0001	0.0001
Less Distributions:
Distributions from net investment income	(0.0000) [1]	(0.0001)	(0.0001)	(0.0001)	(0.0001)
Distributions from net realized gain on investments	(0.0000) [1]	(0.0000) [1]	(0.0000) [1]	(0.0000) [1]	(0.0000) [1]
TOTAL DISTRIBUTIONS	(0.0000) [1]	(0.0001)	(0.0001)	(0.0001)	(0.0001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.09%	0.09%	0.18%	0.16%	0.23%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[3]	0.98%	0.97%	0.88%	0.90%	0.84%
Supplemental Data:
Net assets, end of period (000 omitted)	$498,580	$2,470,320	$2,504,174	$2,557,022	$2,522,787
1	Represents less than $0.0001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

Financial Highlights–GOF - Cash II Shares
(For a Share Outstanding Throughout the Period)
Period Ended 7/31/2015[1]
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.000 [2]
Net realized gain on investments	0.000 [2]
TOTAL FROM INVESTMENT OPERATIONS	0.000 [2]
Less Distributions:
Distributions from net investment income	(0.000) [2]
Net Asset Value, End of Period	$1.00
Total Return[3]	0.00% [4]
Ratios to Average Net Assets:
Net expenses	0.14% [5]
Net investment income	0.01% [5]
Expense waiver/reimbursement[6]	0.86% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$0 [7]
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total return for the period of less than one year is not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Represents less than $1,000.

Financial Highlights–GOF - Trust Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net realized gain on investments	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
TOTAL FROM INVESTMENT OPERATIONS	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Less Distributions:
Distributions from net investment income	(0.000) [1]	(0.000) [1]	(0.000) [1]	(0.000) [1]	(0.000) [1]
Distributions from net realized gain on investments	(0.000) [1]	(0.000) [1]	(0.000) [1]	(0.000) [1]	(0.000) [1]
TOTAL DISTRIBUTIONS	(0.000) [1]	(0.000) [1]	(0.000) [1]	(0.000) [1]	(0.000) [1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.12%	0.09%	0.17%	0.16%	0.19%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[3]	0.68%	0.69%	0.61%	0.62%	0.59%
Supplemental Data:
Net assets, end of period (000 omitted)	$927,475	$738,550	$643,644	$591,070	$846,039
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
CUSIP 147551204
Q452744 (11/15)
Federated Securities Corp., Distributor
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.

STATEMENT OF ADDITIONAL INFORMATION
October 28, 2015
ACQUISITION OF THE ASSETS OF
FEDERATED GOVERNMENT CASH SERIES
A Portfolio of Cash Trust Series, Inc.
Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
Telephone No: 1-800-341-7400
BY AND IN EXCHANGE FOR CASH II SHARES OF
FEDERATED GOVERNMENT OBLIGATIONS FUND
A Portfolio of Money Market Obligations Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
Telephone No: 1-800-341-7400
This Statement of Additional Information dated October 28, 2015, is not a Prospectus. A Prospectus/Information Statement dated October 28, 2015, related to the above-referenced matter may be obtained from Federated Government Obligations Fund and/or Federated Government Cash Series, by writing or calling Federated Government Obligations Fund and/or Federated Government Cash Series, at the address and telephone numbers shown above. This Statement of Additional Information should be read in conjunction with such Prospectus/Information Statement.

1. Prospectus of Federated Government Obligations Fund Cash II Shares, dated June 2, 2015.
2. Statement of Additional Information of Federated Government Cash Series, dated July 31, 2015.
3. Statement of Additional Information of Federated Government Obligations Fund Cash II Shares, dated June 2, 2015.
4. Audited Financial Statements of Federated Government Cash Series, dated May 31, 2015.
5. Audited Financial Statements of Federated Government Obligations Fund, dated July 31, 2015.
1

INFORMATION INCORPORATED BY REFERENCE
The Prospectus of Federated Government Obligations Fund, Cash II Shares dated June 2, 2015, is incorporated by reference to Federated Government Obligations Fund, Cash II Shares, Post-Effective Amendment No. 166 to its Registration Statement on Form N-1A (File Nos. 811-5950 and 33-31602) which was filed with the Securities and Exchange Commission (SEC) on June 2, 2015. A copy may be obtained from Federated Government Obligations Fund at 1-800-341-7400.
The Statement of Additional Information of Federated Government Cash Series dated July 31, 2015, is incorporated by reference to Post-Effective Amendment No. 38 to its Registration Statement on Form N-1A (File Nos. 811-5843 and 33-29838), which was filed with the SEC on or about July 29, 2015. A copy may be obtained from the Federated Government Cash Series at 1-800-341-7400.
The Statement of Additional Information of Federated Government Obligations Fund, Cash II Shares dated June 2, 2015, is incorporated by reference to Federated Government Obligations Fund, Post-Effective Amendment No. 166 to its Registration Statement on Form N-1A (File Nos. 811-5950 and 33-31602) which was filed with the SEC on or about June 2, 2015. A copy may be obtained from the Federated Government Obligations Fund at 1-800-341-7400.
The audited financial statements of Federated Government Cash Series, dated May 31, 2015, are incorporated by reference to the Annual Report to shareholders of Federated Government Cash Series, which was filed with the SEC pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about July 24, 2015.
The audited financial statements of Federated Government Obligations Fund, dated July 31, 2015, are incorporated by reference to the Annual Report to shareholders of Federated Government Obligations Fund, which was filed with the SEC pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about September 30, 2015.
2

FEDERATED GOVERNMENT CASH SERIES
FEDERATED GOVERNMENT oBLIGATIONS FUND
Investment Adviser
Federated Investment Management Company.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
Administrator
Federated Administrative Services
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
3

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Q452743 (11/15)
Federated Securities Corp., Distributor
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.

PART C. OTHER INFORMATION.

Item 15.  Indemnification

Indemnification is provided to Trustees and officers of the Registrant pursuant to the Registrant’s Declaration of Trust and Bylaws, except where such indemnification is not permitted by law. However, the Declaration of Trust and Bylaws do not protect the Trustees or officers from liability based on willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. Trustees and officers of the Registrant are insured against certain liabilities, including liabilities arising under the Securities Act of 1933 (the “Act”).

Insofar as indemnification for liabilities arising under the Act may be permitted to Trustees, officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Trustees, officers, or controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 16.  Exhibits

1.1	Conformed copy of Amended and Restated Declaration of Trust of Registrant Restatement and Amendment Nos. 1-18	(35)
1.2	Amendment No. 19	(42)
1.3	Amendment No. 20	(43)
1.4	Amendment No. 21	(50)
1.5	Amendment No. 22	(55)
1.6	Amendment No. 23	(57)
1.7	Amendment No. 24	(58)
1.8	Amendment Nos. 25 and 26	(59)
1.9	Amendment Nos. 27 and 28	(62)

–  1  –

1.10	Amendment Nos. 29, 31, 32 and 33 (Amendment No. 30 was skipped and not used)	(76)
1.11	Amendment No. 34	(78)
1.12	Amendment No. 35	(79)
1.13	Amendment No. 36	(81)
1.14	Amendment No. 37	(83)
1.15	Amendment No. 38	(85)
1.16	Amendment No. 39	(88)
1.17	Amendment No. 40	(92)
1.18	Amendment No. 41	(95)
1.19	Amendments No. 42, 43, 44 and 45	(99)

2.1	Copy of Amended and Restated By-Laws and Amendment Nos. 1-4	(35)
2.2	Amendment No. 5	(42)
2.3	Amendment No. 6	(46)
2.4	Amendment No. 7	(52)
2.5	Amendment No. 8	(59)
2.6	Amendment No. 9	(60)
2.7	Amendment No. 10	(65)
2.8	Amendment No. 11	(92)

3	Not applicable

4	Form of Agreement and Plan of Reorganization is filed herein as Annex A to the Prospectus/Information Statement	+

5	Not applicable

6.1	Conformed Copy of Investment Advisory Contract between Federated Management and MMOT including Exhibits A-PP	(35)
6.2	Conformed copy of Amendment to the Investment Advisory Contract	(38)
6.3	Exhibit QQ	(44)
6.4	Exhibits RR-TT	(56)
6.5	Amendment #1 to Exhibit H	(58)
6.6	Amendment #1 to Exhibits T, U, V, AA, BB, CC, EE, GG, HH, JJ	(62)
6.7	Amendment #1 to Exhibit OO	(65)
6.8	Conformed copy of Investment Advisory Contract dated 7/31/2008 between Passport Research LTD and MMOT, including Exhibit A (TFIT)	(71)

–  2  –

6.9	Conformed copy of Investment Advisory Contract dated 3/1/1995 between FAS and MMOT	(82)
6.10	Conformed copy of Amendment No. 1 to Exhibit TT	(99)
6.11	Conformed copy of Amendment No. 2 to Exhibit H	(99)
6.12	Conformed copy of Amendment No. 1 to Exhibit M	(99)
6.13	Conformed copy of Amendment No. 1 to Exhibit RR	(99)
6.14	Conformed copy of Amendment No. 1 to Exhibit SS	(99)

7.1	Conformed Copy of Distributor’s Contract and Exhibits A-R	(35)
7.2	Exhibit S-W	(54)
7.3	Conformed copy of Amendment to the Distributor’s Contract	(38)
7.4	Conformed copy of Distributor’s Contract (Liberty U.S. Government Money Market Trust – Class B Shares)	(23)
7.5

The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/ Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A filed with the Commission on July 24, 1995. (File Nos. 33-38550 and 811-6269).

7.6	Conformed copy of Amendment to the Distributor’s Contract	(46)
7.7	Exhibits X-Y	(57)
7.8	Exhibit U	(58)
7.9	Exhibit Z	(62)
7.10	Exhibit AA and Exhibit K	(63)
7.11	Conformed copy of Schedule A to the Distributor’s Contract for Class B Shares	(78)
7.12	Exhibit BB	(92)
7.13	Exhibits CC - FF	(97)
7.14	Exhibit GG	(98)
7.15	Conformed copy of Exhibits HH-YY dated June 1, 2015	(99)
7.16	Copy of Schedule A to the Distributor’s Contract for Class B Shares	(99)

8	Not applicable

9.1	Conformed copy of Custodian Agreement	(8)
9.2	Conformed copy of Custodian Fee Schedule	(17)
9.3	Conformed copy of the Custody Agreement (Federated Capital Reserves Fund, Federated Government Reserves Fund and Federated Municipal Trust) and Conformed Copy of Custodian Contract between the Registrant and State Street Bank and Trust Company and Federated Services Company	(62)
9.4	Conformed copy of the Custody Agreement and Fund Accounting Agreement between Federated Capital Reserves Fund, Federated Government Reserves Fund, Federated Municipal Trust and the Bank of New York	(63)

–  3  –

9.5	Conformed copy of the Amendments to the Custodian Contract and Fund Accounting Agreement between The Bank of New York and Federated Capital Reserves Fund, Federated Government Reserves Fund, Federated Municipal Trust, Government Obligations Tax-Managed Fund, U.S. Treasury Cash Reserves and Automated Government Cash Reserves	(65)
9.6	Conformed copy of Second Amendment to the Custody Agreement between the Funds listed and The Bank of New York;	(69)
9.7	Conformed copy of the Fourth Amendment to the Custody Agreement of the Registrant dated October 23, 2009	(75)
9.8	Conformed copy of the Custodian Contract between Federated Investment Companies and State Street Bank and Trust Company and Federated Services Company dated December 1, 1993	(76)
9.9	Conformed copy of Exhibit 1 to the Custodian Contract between Federated Investment Companies and State Street Bank and Trust Company and Federated Services Company dated December 1, 1993 and revised as of 6/30/10	(78)
9.10	Conformed Copy of Custody Agreement dated June 7, 2005, between funds listed on Schedule 1 and The Bank of New York.	(82)
9.11	Conformed copy of Fifth Amendment dated March 25, 2011 and Exhibit 1 (revised 1/31/14) to the Custodian Contract between Federated Investment Companies and State Street Bank and Trust Company and Federated Services Company dated December 1, 1993	(92)
9.12	Conformed copy of Eleventh Amendment dated August 1, 2012 to the Custody Agreement dated June 7, 2005, between funds listed on Schedule 1 and The Bank of New York Mellon	(92)
9.13	Conformed copy of Amendments 12 through 17 to the Custody Agreement dated June 7, 2005 between the funds listed on Exhibit A and The Bank of New York Mellon	(99)

10.1	Conformed copy of Distribution Plan and Exhibits A-I	(53)
10.2	Exhibits J-K	(55)
10.3	Exhibit L	(57)
10.4	Exhibit K	(58)
10.5	Exhibit M	(62)
10.6	Conformed copy of Schedule A to the Distribution Plan for Class B Shares	(78)
10.7	Copy of Schedule A to the Distribution Plan for Class B Shares (revised 6/1/15)	(99)
10.8	Conformed copy of Exhibits N through CC to the Distribution Plan adopted on May 14, 2015	(99)

11	Form of Opinion and Consent of Counsel regarding the legality of shares being issued	+

12	Form of Opinion regarding tax consequences of the Reorganization	+

–  4  –

13.1	Conformed copy of Principal Shareholder Services Agreement (Liberty U.S. Government Money Market Trust – Class B Shares)	(23)
13.2	Conformed copy of Shareholder Services Agreement (Liberty U.S Government Money Market Trust – Class B Shares)	(23)
13.3	The responses described in Item 23I(iv) are hereby incorporated reference.
13.4

The Registrant hereby incorporates the conformed copy of the Second Amended and Restated Services Agreement, with attached Schedule 1 Revised 6/30/04, from Item 23(h)(vii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 29, 2004. (File Nos. 33-29838 and 811-5843).

13.5

The Registrant hereby incorporates the conformed copy of the Financial Administration and Accounting Services Agreement, with attached Exhibit A revised 3/1/06, from Item (h)(viii) of the Federated Total Return Government Bond Fund Registration Statement on Form N-1A, filed with the Commission on April 26, 2006. (File Nos. 33-60411 and 811-07309)

13.6

The Registrant hereby incorporates by reference the conformed copy of the Agreement for Administrative Services, with Exhibit 1 and Amendments 1 and 2 attached, between Federated Administrative Services and the Registrant from Item 23(h)(iv) of the Federated Total Return Series, Inc. Registration Statement on Form N-1A, filed with the Commission on November 29, 2004. (File Nos. 33-50773 and 811-7155).

13.7

The Registrant hereby incorporates the conformed copy of the Transfer Agency and Service Agreement between the Federated Funds listed on Schedule A revised 3/1/06 and State Street Bank and Trust Company from Item 23(h)(ix)of the Federated Total Return Government Bond Fund Registration Statement on Form N-1A, filed with the Commission on April 26, 2006. (File Nos. 33-60411 and 811-07309).

13.8

The Registrant hereby incorporates by reference the conformed copy of Amendment No. 3 to the Agreement for Administrative Services between Federated Administrative Services Company and the Registrant dated June 1, 2005 form Item 23 (h)(ii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 27, 2005. (File Nos. 33-29838 and (811-5843);

13.9

The Registrant hereby incorporates the Copy of Schedule 1, revised 9/1/05, to the Second Amended and Restated Services Agreement, from Item h(ix) of the Federated Institutional Trust Registration Statement on Form N-1A, filed with the Commission on September 28, 2005. (File Nos. 33-54445 and 811-7193)

13.10

The Registrant hereby incorporates the Copy of Exhibit A, revised 9/1/05, to the Financial Administration and Accounting Services Agreement, from Item h(x) of the Federated Institutional Trust Registration Statement on Form N-1A, filed with the Commission on September 28, 2005. (File Nos. 33-54445 and 811-7193).

13.11

The Registrant hereby incorporates the Copy of Exhibit A, revised 6/1/05, to the Transfer Agency and Services Agreement between the Federated Funds and State Street Bank and Trust Company, from Item h(xi) of the Federated Institutional Trust Registration Statement on Form N-1A, filed with the Commission on September 28, 2005. (File Nos. 33-54445 and 811-7193).

13.12	Conformed copy of Agreement for Administrative Services between Registrant and Federated Administrative Services;	(62)
13.13	Conformed copy of Agreement for Administrative Services, with Exhibit 1 and Amendments 1 through 4 attached, between Registrant and Federated Administrative Services	(65)

–  5  –

13.14	Conformed copy of Financial Administration and Accounting Services Agreement between all listed Federated Funds and State Street Bank and Trust Company	(74)
13.15	Conformed copy of the Third Amendment to the Fund Accounting Agreement of the Registrant dated October 23, 2009	(75)
13.16	Conformed copy of the Transfer Agency and Service Agreement between State Street Bank and Trust Company and the Federated funds listed on Schedule A revised as of January 1, 2010.	(76)
13.17	Copy of Exhibit A to the Financial Administration and Accounting Services Agreement (revised as of 1/1/2010)	(76)
13.18	Conformed copy of the Second Amended & Restated Services Agreement dated 12/1/2001	(76)
13.19	Copy of Exhibit 1 to the Agreement for Administrative Services revised as of 4/30/2010	(76)
13.20	Conformed copy of Schedule A to the Shareholder Services Agreement for Class B Shares	(78)
13.21	Conformed copy of Schedule A to the Principal Shareholder Services Agreement for Class B Shares	(78)
13.22	Copy of Exhibit A to the Financial Administration and Accounting Services Agreement revised as of 9/1/2010	(78)
13.23	Conformed copy of Exhibit 1 to the Agreement for Administrative Services, between Registrant and Federated Administrative Services revised as of 9/1/2010	(78)
13.24	Conformed copy of Schedule 1 to the Second Amended and Restated Services Agreement revised as of 9/1/2010	(78)
13.25	Conformed copy of Exhibit 1 to the Agreement for Administrative Services, between Registrant and Federated Administrative Services revised as of 1/1/2011	(79)
13.26	Conformed copy of Financial Administration and Accounting Services Agreement dated March 1, 2011 between funds listed on Exhibit A and State Street Bank and Trust Company	(82)
13.27	Conformed copy of Fund Accounting Agreement dated March 1, 2011 between funds listed on Schedule I and The Bank of New York Mellon	(82)
13.28	Conformed copy of Agreement for Transfer Agency Services dtd. November 1, 1998 between TFIT and Edward Jones	(82)
13.29	Conformed copy of Amended and Restated Agreement for Administrative Services dated September 1, 2012	(87)
13.30	Conformed copy of Compliance Support Services Addendum to Fund Accounting Agreement dated as of May 31, 2012	(87)
13.31	Conformed copy of Amended and Restated Agreement for Administrative Services dated September 1, 2012, including the 1st Amendment to the Amended and Restated Agreement for Administrative Services dated March 1, 2013	(89)
13.32	Conformed copy of Exhibit 1 to the Agreement for Administrative Services (revised as of 4/30/14)	(95)

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13.33	Copy of Schedule 1 to Second Amended and Restated Services Agreement (revised as of 9/1/14)	(97)
13.34	Copy of Exhibit 1 to the Agreement for Administrative Services (revised as of 9/19/14)	(97)
13.35	Copy of Exhibit 1 to the Agreement for Administrative Services (revised as of 9/1/15)	(99)
13.36	Copy of Schedule 1 to the Second Amended and Restated Services Agreement (revised as of 9/1/15)	(99)
13.37	Copy of Schedule A to the Principal Shareholder Services Agreement (revised 6/1/15)	(99)
13.38	Copy of Schedule A to the Shareholder Services Agreement (revised 6/1/15)	(99)

14.1	Conformed copy of Consent of Registrant’s Independent Registered Public Accounting Firm	+
14.2	Conformed copy of Consent of Independent Registered Public Accounting Firm (Acquired Fund)	+

15	Not applicable

16.1	Conformed copy of Unanimous Consent of Trustees	+
16.2	Conformed copy of Power of Attorney of the Registrant	+

17	Not applicable

+	Exhibit is being filed electronically

ALL RESPONSES ARE INCORPORATED BY REFERENCE TO A POST-EFFECTIVE AMENDMENT (PEA) OF THE REGISTRANT FILED ON FORM N-1A (FILE NOS. 33-31602 and 811-5950)
1	Initial Registration Statement filed October 20, 1989
8	PEA No. 8 filed June 1, 1994
12	PEA No. 16 filed September 29, 1995
17	PEA No. 24 filed September 28, 1998
18	PEA No. 25 filed February 12, 1999
21	PEA No. 33 filed August 27, 1999
23	PEA No. 36 filed October 29, 1999
24	PEA No. 37 filed November 17, 1999
26	PEA No. 39 filed February 25, 2000
30	PEA No. 46 filed September 28, 2000
31	PEA No. 47 filed December 14, 2000

–  7  –

32	PEA No. 48 filed December 26, 2000
35	PEA No. 51 filed May 29, 2001
36	PEA No. 52 filed June 25, 2001
37	PEA No. 53 filed September 14, 2001
38	PEA No. 54 filed September 28, 2001
39	PEA No. 56 filed May 28, 2002
40	PEA No. 57 filed on June 28, 2002
41	PEA No. 58 filed on September 30, 2002
42	PEA No. 59 filed on December 20, 2002
43	PEA No. 62 filed on May 30, 2003
44	PEA No. 63 filed on June 30, 2003
45	PEA No. 64 filed on September 30, 2003
46	PEA No. 65 filed on December 30, 2003
47	PEA No. 66 filed on February 26, 2004
48	PEA No. 67 filed on May 27, 2004
49	PEA No. 68 filed on June 29, 2004
50	PEA No. 69 filed on June 29, 2004
51	PEA No. 70 filed on September 29, 2004
52	PEA No. 73 filed on December 3, 2004
53	PEA No. 74 filed on December 30, 2004
54	PEA No. 77 filed on February 25, 2005
55	PEA No. 79 filed on May 2, 2005
56	PEA No. 80 filed on May 27, 2005
57	PEA No. 81 filed on June 28, 2005
58	PEA No. 82 filed on September 30, 2005
59	PEA No. 83 filed on February 27, 2006
60	PEA No. 84 filed on May 26, 2006
61	PEA No. 86 filed on September 29, 2006
62	PEA No. 87 filed on February 27, 2007
63	PEA No. 91 filed on September 28, 2007
64	PEA No. 92 filed on October 19, 2007
65	PEA No. 96 filed on December 17, 2007
66	PEA No. 96 filed on February 29, 2008
67	PEA No. 98 filed on May 23, 2008
68	PEA No. 99 filed on June 27, 2008
69	PEA No. 102 filed on September 29, 2008

–  8  –

70	PEA No. 103 filed on February 27, 2009
71	PEA No. 104 filed on May 29, 2009
72	PEA No. 105 filed on June 26, 2009
73	PEA No. 106 filed on September 28, 2009
74	PEA No. 107 filed on December 23, 2009
75	PEA No. 109 filed on February 26, 2010
76	PEA No. 110 filed on May 24, 2010
77	PEA No. 111 filed on June 25, 2010
78	PEA No. 112 filed on September 28, 2010
79	PEA No. 114 filed on February 28, 2011
80	PEA No. 116 filed on May 25, 2011
81	PEA No. 119 filed on June 28, 2011
82	PEA No. 120 filed on September 27, 2011
83	PEA No. 124 filed on February 27, 2012
84	PEA No. 126 filed on May 24, 2012
85	PEA No. 128 filed on June 25, 2012
86	PEA No. 129 filed on June 28, 2012
87	PEA No. 132 filed on September 27, 2012
88	PEA No. 134 filed on February 27, 2013
89	PEA No. 136 filed on May 24, 2013
90	PEA No. 140 filed on July 14, 2013
91	PEA No. 141 filed on September 26, 2013
92	PEA No. 143 filed on February 26, 2014
93	PEA No. 147 filed on May 1, 2014
94	PEA No. 148 filed on May 9, 2014
95	PEA No. 149 filed on May 23, 2014
96	PEA No. 151 filed on June 26, 2014
97	PEA No. 154 filed on September 26, 2014
98	PEA No. 157 filed on January 6, 2015
99	PEA No. 173 filed on September 28, 2015

Item 17.  Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reoffering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

–  9  –

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16 (12) of Form N-14 within a reasonable time after receipt of such opinion.

–  10  –

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Money Market Obligations Trust, has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 28th day of September, 2015.

MONEY MARKET OBLIGATIONS TRUST
BY: /s/ Kary A. Moore Kary A. Moore, Assistant Secretary
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-14 has been signed below by the following person in the capacity and on the date indicated:
NAME	TITLE	DATE
BY: /s/ Kary A. Moore Kary A. Moore, Assistant Secretary	Attorney In Fact For the Persons Listed Below	September 28, 2015
John F. Donahue*	Trustee
J. Christopher Donahue*	President and Trustee (Principal Executive Officer)
Lori A. Hensler*	Treasurer (Principal Financial Officer)
John T. Collins*	Trustee
G. Thomas Hough	Trustee
Maureen Lally-Green*	Trustee
Peter E. Madden*	Trustee
Charles F. Mansfield, Jr.*	Trustee
Thomas O’Neill*	Trustee
P. Jerome Richey*	Trustee
John S. Walsh*	Trustee
*By Power of Attorney

–  11  –